AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 8, 1998

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                       [ X ]
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   [ X ]

                                 MERRIMAC SERIES
               (Exact Name of Registrant as Specified in Charter)

                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                    (Address of Principal Executive Offices)
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 330-6413

                           Susan C. Mosher, Secretary
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Philip Newman, Esq.
                          Goodwin, Procter & Hoar, LLP
                                 Exchange Place
                                Boston, MA 02109

Approximate date of proposed public offering:        June_____, 1998

Merrimac Master Portfolio and Standish, Ayer & Wood Master Portfolio also executed this Registration Statement

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.
===============================================================================

                                 MERRIMAC SERIES

                                    FORM N-1A
                              CROSS REFERENCE SHEET

Part A
ITEM NO.                                    HEADINGS IN PROSPECTUS

 1.   Cover Page .......................... Cover Page

 2.   Synopsis ............................ Summary; Expense Information

 3.   Condensed Financial Information ..... Not applicable

 4.   General Description of Registrant ... Cover Page; Summary; The Funds
                                            and the Portfolios; Investment
                                            Objectives and Policies; Description
                                            of Permitted Investments and Related
                                            Risks; Additional Information Concerning
                                            Investment Structure; Management
                                            of the Funds and the Portfolios

 5.   Management of the Funds ............. Management of the Funds and the Portfolios

 6.   Capital Stock and Other Securities .. Cover Page; Purchases and Redemptions;
                                            Management of the Funds and the Portfolios;
                                            Dividends, Distributions and Taxes;
                                            Performance Information

 7.   Purchase of Securities Being
       Offered ............................ Purchases and Redemptions; Valuation of Shares

 8.   Redemption or Repurchase ............ Purchases and Redemptions; Valuation of Shares

 9.   Pending Legal Proceedings ........... Not applicable

Part B                                      HEADINGS IN STATEMENT OF
ITEM NO.                                    ADDITIONAL INFORMATION

10.   Cover Page .......................... Cover Page

11.   Table of Contents ................... Table of Contents

12.   General Information and History ..... Not applicable

13.   Investment Objectives and Policies .. Additional Information About Investment Policies;
                                            Investment Restrictions

14.   Management of the Fund .............. Management of the Funds and the Portfolios

15.   Control Persons and Principal
        Holders of Securities ............. Control Persons and Principal Holders of Securities

16.   Investment Advisory and Other
        Services .......................... Investment Advisory Services

17.   Brokerage Allocation and Other
        Practices ......................... Not applicable

18.   Capital Stock and Other Securities .. Capital Stock and Other Securities

19.   Purchase, Redemption and Pricing of
        Securities Being Offered .......... Redemption of Shares; Portfolio Transactions;
                                            Net Asset Value Determination

20.   Tax Status .......................... Taxation

21.   Underwriters ........................ Distributor

22.   Calculations of Performance
        Information ....................... Calculation of Performance Data

23.   Financial Statements ................ Experts and Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 MERRIMAC SERIES

                              200 Clarendon Street
                           Boston, Massachusetts 02116
                                  1-888-MERRMAC

The Merrimac Series (the "Trust") is an open-end management investment company consisting of the following three separate series of shares (each, a "Fund" and collectively, the "Funds"):

                              Merrimac Cash Series
                            Merrimac Treasury Series
                    Merrimac Short-Term Asset Reserve Series

Investment Objective. The investment objective of each Fund is to achieve a high level of current income consistent with preserving principal and liquidity. The Merrimac Cash Series and Merrimac Treasury Series are Money Market Funds, while the Merrimac Short-Term Asset Reserve Series is a short term fixed income Fund.

Classes of Shares. Each of the Funds offers three classes of shares: Premium Class, Institutional Class and Investment Class. The minimum initial investment for Premium Class shares of each Fund is $10 million. The minimum initial investment for Institutional Class and Investment Class shares of each Fund is $10,000. See "Purchases and Redemptions" for more information about each class of shares.

This Prospectus sets forth basic information that a prospective investor should know before investing in any of the Funds and should be read and retained for future reference. A Statement of Additional Information (the "SAI"), dated June ___, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. A copy of the SAI may be obtained free of charge by calling the toll-free number above.

Investment in the Funds is neither insured nor guaranteed by the U.S. Government, and is not a deposit or obligation of, or guaranteed or endorsed by, Investors Bank & Trust Company or The Bank of New York. Further, investment in the Funds is not insured by the Federal Deposit Insurance Corporation or any other government agency, and involves investment risks, including possible loss of principal amount invested. The Merrimac Cash Series and the Merrimac Treasury Series attempt to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that either Fund will be able to do so. The Merrimac Short-Term Asset Reserve Series is not a money market fund and will not seek to maintain a stable net asset value.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June____, 1998

Funds Distributor, Inc.  (the "Distributor")

                                Table of Contents

                                                                     Page

Summary..............................................................  3

Expense Information..................................................  6

The Funds and the Portfolios......................................... 10

Investment Objectives and Policies................................... 10

Description of Permitted Investments and Related Risks............... 14

Who Should Invest.................................................... 23

Additional Information Concerning Investment Structure............... 24

Management of the Funds and the Portfolios........................... 25

Valuation of Shares.................................................. 28

Purchases and Redemptions............................................ 29

Dividends, Distributions and Taxes................................... 32

Performance Information.............................................. 34

                                     Summary

The following is a brief summary of the proposed terms for the Funds. It is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus.

Investment Objective: The Funds will seek to achieve a high level of current income consistent with preserving principal and liquidity.

Minimum Initial Investment: $10 million for the Premium Class, $10,000 for the Institutional Class and $10,000 for the Investment Class.

Net Asset Value: The Merrimac Cash Series (the "Cash Series") and the Merrimac Treasury Series (the "Treasury Series") will seek to maintain a $1.00 per share Net Asset Value; however, there can be no assurance that either Fund will be able to do so. The net asset value of the Merrimac Short-Term Asset Reserve Series (the "STAR Series") will not remain constant but will fluctuate, as described below.

Master-Feeder Structure: The Cash Series and the Treasury Series each seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio"), respectively. The STAR Series seeks to achieve its objective by investing all of its investable assets in the Standish Short-Term Asset Reserve Portfolio (the "STAR Portfolio"). The Cash Portfolio, the Treasury Portfolio and the STAR Portfolio are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios."

Investment Portfolios and Policies: The Cash Portfolio and the Treasury Portfolio each invest in high quality money market instruments which represent minimal credit risk. Currency exposure is restricted to U.S. dollars. When it is anticipated that short-term interest rates will decrease, the average maturity of the Cash Portfolio and the Treasury Portfolio may be increased to lock-in prevailing rates prior to an anticipated decrease in rates. Conversely, when it is anticipated that short-term interest rates will increase, the average maturity of the Cash Portfolio and the Treasury Portfolio may be reduced. Both Portfolios will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days.

The STAR Portfolio invests in a broad range of investment grade money market instruments and short-term fixed income securities. The STAR Portfolio may also invest in tax-exempt securities and prime commercial paper of U.S. and foreign companies, and may enter into reverse repurchase agreements. The STAR Portfolio limits its investments in preferred stock and tax exempt securities to 10% of its total assets.

Investment Advisers and Sub-Advisers: Investors Bank & Trust Company ("Investors Bank") acts as Investment Adviser to the Cash Portfolio and the Treasury Portfolio. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116. As Investment Adviser, Investors Bank continuously reviews and supervises the investment program for the Cash Portfolio and the Treasury Portfolio. The Bank of New York ("BNY") and Aeltus Investment Management, Inc. ("Aeltus") act as Investment Sub-Adviser for the Cash Portfolio and the Treasury Portfolio, respectively. BNY's business address is 48 Wall Street, New York, New York 10286. Aeltus' business address is 242 Trumbull Street, Hartford, Connecticut 06103. As Investment Sub-Adviser, BNY and Aeltus each select investments and place all orders for the purchase and sale of their respective Portfolio's investments.

Standish, Ayer & Wood, Inc. ("Standish") acts as Investment Adviser to the STAR Portfolio. Standish's business address is One Financial Center, Boston, Massachusetts 02111. Standish continuously reviews and supervises the investment program for the STAR Portfolio, selects investments and places all orders for the purchase and sale of the STAR Portfolio's investments.

Purchase Orders and Related Dividend Timing: Purchase orders received by 2:00 p.m. Eastern Time (ET) for the Treasury Series and the Cash Series and by the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m.
(ET)) for the STAR Series, will be effected on that Business Day (as defined below) at the Net Asset Value computed next following the order, if cleared funds are received that Business Day. Purchase orders received after 2:00 p.m.
(ET) for the Treasury Series and the Cash Series and after the close of trading on the NYSE) for the STAR Series will be effected on the next business day if cleared funds are received on the next Business Day. Investors will receive the dividend on the Business Day their purchase is effected. Redemption requests received prior to 2:00 p.m. (ET) for the Treasury Series and the Cash Series and prior to the close of trading on the NYSE) for the STAR Series on a Business Day, will become effective the same Business Day. Redemption requests received prior to 2:00 p.m. (ET) for the Treasury Series and the Cash Serieso and prior to the close of trading on the NYSE for the STAR Series, will not earn a dividend for that Business Day. Requests received after 2:00 p.m. (ET) for the Treasury Series and the Cash Series and after the close of trading on the NYSE for the STAR Series, will be treated as received on the following Business Day. For shareholders liquidating their account, dividends accrued up to the date of redemption shall be payable with redemption proceeds.

Time of Net Asset Value Calculation: As of 2:00 p.m. (ET) for the Treasury Series and the Cash Series and as of the close of trading on the NYSE for the STAR Series on each Business Day. The Funds are open on any day on which the NYSE is open (a "Business Day").

Redemption Methods: Telephone, wire and mail (no check writing privileges).

Custodian: Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.

Counsel: Goodwin, Procter & Hoar LLP, Exchange Place, Boston, Massachusetts 02109 is counsel to the Cash Series, Cash Portfolio, Treasury Series, Treasury Portfolio and STAR Series. Hale & Dorr LLP, 60 State Street, Boston, Massachusetts 02109 is counsel to the STAR Portfolio.

Auditors: Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 serve as auditors for the Cash Series, Cash Portfolio, Treasury Series, Treasury Portfolio and STAR Series. Coopers & Lybrand L.L.P. serve as auditors for the STAR Portfolio.

                               Expense Information

The following tables summarize shareholder transaction and annual operating expenses for the Premium, Institutional and Investment Class shares of the Funds and for the Portfolios. It is based on estimated expenses for the current fiscal year for each of the Cash Series, Treasury Series and STAR Series after any applicable fee waivers and expense reimbursements. It is intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. Each Fund invests all of its investable assets in its corresponding Portfolio. For more information on costs and expenses, see "Organization and Management of the Funds and the Portfolios."

Premium Class

Shareholder Transaction Expenses:

                                                     Cash              Treasury         STAR
                                                     Series            Series           Series

Sales Charge Imposed on Purchases                    None              None             None
Sales Charge Imposed on Reinvested Dividends         None              None             None
Deferred Sales Charge Imposed on Redemptions         None              None             None

Annual Fund (and Allocated Portfolio)
Operating Expenses
(as a percentage of average net assets)
Investment Adviser Fee(1)                            0.17%             0.17%            0.25%
12b-1 fees                                           None              None             None
Shareholder Servicing fees                           None              None             None
Other Expenses(2)                                    0.08%             0.13%            0.15%*

Total Fund Operating Expenses                        0.25%             0.30%            0.40%
                                                     ----              ----             ----

     (1)The Investment Adviser Fee of the Cash Series and the Treasury Series includes fees payable to the relevant Investment Sub-Adviser.
     (2)The amounts set forth for "Other Expenses" include fees for shareholder servicing, legal and accounting services, printing and regulatory filings.
     *After Expense Limitation. Investors Bank has voluntarily agreed to limit Total Fund Operating Expenses (excluding litigation, indemnification, taxes and other extraordinary expenses) of the STAR Series to 0.40% of average daily net assets. In the absence of this agreement, Total Fund Operating Expenses are estimated to be equal, on an annual basis, to 0.42% of the Star Series' average daily net assets. This agreement is voluntary and temporary and may be revised by Investors Bank at any time although it has no current intention to do so.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each period:

                         1 Year          3 Years
Cash Series                 $3              $ 8
Treasury Series             $3              $10
STAR Series                 $4              $13

Institutional Class

Shareholder Transaction Expenses:

                                                     Cash              Treasury         STAR
                                                     Series            Series           Series

Sales Charge Imposed on Purchases                    None              None             None
Sales Charge Imposed on Reinvested Dividends         None              None             None
Deferred Sales Charge Imposed on Redemptions         None              None             None

Annual Fund (and Allocated Portfolio)
Operating Expenses (as a percentage of
average net assets)
Investment Adviser Fee(1)                            0.17%             0.17%            0.25%
12b-1 fees                                           None              None             None
Shareholder Servicing fees                           0.25%             0.25%            0.25%
Other Expenses(2)                                    0.08%             0.13%            0.15%*

Total Fund Operating Expenses                        0.50%             0.55%            0.65%
                                                     ----              ----             ----

------------------
     (1)The Investment Adviser Fee of the Cash Series and the Treasury Series includes fees payable to the relevant Investment Sub-Adviser.
     (2)The amounts set forth for "Other Expenses" include fees for legal and accounting services, printing and regulatory filings.
     *After Expense Limitation, Investors Bank has voluntarily agreed to limit Total Operating Expenses (excluding litigation, indemnification, taxes and other extraordinary expenses of the STAR Series to 0.65% of average daily net assets. In the absence of this agreement, Total Fund Operating Expenses are estimated to be equal, on an annual basis, to 0.67% of the STAR Series' average daily net assets. This agreement is voluntary and temporary and may be revised by Investors Bank at any time although it has no current intention to do so.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each period:

                          1 Year          3 Years

Cash Series                 $5              $16
Treasury Series             $6              $18
STAR Series                 $7              $21

Investment Class

Shareholder Transaction Expenses:

                                                     Cash              Treasury         STAR
                                                     Series            Series           Series

Sales Charge Imposed on Purchases                    None              None             None
Sales Charge Imposed on Reinvested Dividends         None              None             None
Deferred Sales Charge Imposed on Redemptions         None              None             None

Annual Fund (and Allocated Portfolio)
Operating Expenses
(as a percentage of average net assets)
Investment Adviser Fee(1)                            0.17%             0.17%            0.25%
12b-1 fees                                           0.25%             0.25%            0.25%
Shareholder Servicing fees                           0.25%             0.25%            0.25%
Other Expenses(2)                                    0.08%             0.13%            0.15%*

Total Fund Operating Expenses                        0.75%             0.80%            0.90%
                                                     ----              ----             ----

-----------------

     (1)The Investment Adviser Fee of the Cash Series and the Treasury Series includes fees payable to the relevant Investment Sub-Adviser.
     (2)The amounts set forth for "Other Expenses" include fees for legal and accounting services, printing and regulatory filings.
     *After Expense Limitation. Investors Bank has voluntarily agreed to limit Total Operating Expenses (excluding litigation, indemnification, taxes and other extraordinary expenses) of the STAR Series to 0.90% of average daily net assets. In the absence of this agreement, Total Fund Operating Expenses are estimated to be equal, on an annual basis, to 0.92% of the STAR Series' average daily net assets. This agreement is voluntary and temporary and may be revised by Investors Bank at any time although it has no current intention to do so.

     The payment of a Rule 12b-1 fee by the Investment Class of each Fund may result in a long-term shareholder paying more than the economic equivalent of the maximum initial sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each period:

                         1 Year          3 Years
Cash Series                 $8              $24
Treasury Series             $8              $26
STAR Series                 $9              $29

The Examples are based on assumed performance levels and should not be considered a representation of past or future expenses of the Funds. Actual expenses may be greater or less than those shown.

                          The Funds and the Portfolios

Each Fund is a diversified series of the Trust, an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized under the laws of the state of Delaware on March 31, 1998 and is currently authorized to issue shares in three series: the Cash Series, the Treasury Series and the STAR Series. Shareholders of each Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share of their respective Fund. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Trust. The Trust does not intend to hold meetings of shareholders, except as required under the 1940 Act.

The Cash Portfolio and the Treasury Portfolio are each diversified series of the Merrimac Master Portfolio (the "Portfolio Trust"), an open-end, management investment company registered under the 1940 Act. The Portfolio Trust is a common law trust organized under the laws of the state of New York on October 30, 1996 and is currently authorized to issue interests in two series: the Cash Portfolio and the Treasury Portfolio.

The STAR Portfolio is a diversified series of Standish, Ayer & Wood Master Portfolio (the "Standish Portfolio Trust"), an open-end, management investment company registered under the 1940 Act. The Standish Portfolio Trust is a common law trust organized under New York law on January 18, 1996 and is authorized to issue interests in seven series, including the STAR Portfolio. Interests in the Portfolios have no preemptive or conversion rights, and are fully paid and non-assessable by each Portfolio. Neither the Portfolio Trust nor the Standish Portfolio Trust will hold meetings of holders of such interests, except as required under the 1940 Act.

The Board of Trustees of each of the Trust, the Portfolio Trust and the Standish Portfolio Trust is generally responsible for management of the business and affairs of the Trust, the Portfolio Trust and the Standish Portfolio Trust, respectively. Trustees formulate general policies, approve contracts and authorize officers to carry out the decisions of such Board. See the SAI for more information concerning the management of each of the Trust, the Portfolio Trust and the Standish Portfolio Trust.

                       Investment Objectives and Policies

The investment objective of each Fund is to obtain a high level of current income consistent with the preservation of principal and liquidity. There is no assurance that the Funds will achieve their investment objectives. Each Fund's investment objective and investment policies (other than the policies identified under "Investment Restrictions" below) are not fundamental and may be changed at any time by the Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") upon at least 30 days prior written notice to shareholders of a Fund.

Because each Fund invests all of its investable assets in its corresponding Portfolio, the investment objective and characteristics of each Fund correspond directly to those of its

Portfolio. See "Additional Information Concerning Investment Structure" for more information. The Cash Portfolio and the Treasury Portfolio seek to achieve the same objectives as their corresponding Funds by investing in high quality U.S. dollar denominated money market instruments. The STAR Portfolio seeks to achieve the same objective as the STAR Series by investing in a broad range of investment grade money market instruments and short-term fixed income securities.

Money Market Funds

The Cash Portfolio and the Treasury Portfolio will each operate as a "money market mutual fund" and all investments will qualify as "eligible securities" within the meaning of Rule 2a-7 under the 1940 Act. Consistent with Rule 2a-7, neither the Cash Portfolio nor the Treasury Portfolio will purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and with respect to the Cash Portfolio, repurchase agreements involving such securities) if as a result more than 5% of the total assets of either the Cash Portfolio or the Treasury Portfolio would be invested in the securities of such issuer or the Cash Portfolio or the Treasury Portfolio would own more than 10% of the outstanding voting securities of such issuer.

Although the policies of the Cash Series, the Treasury Series, the Cash Portfolio and the Treasury Portfolio are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, the Cash Series or the Treasury Series' net asset value could deviate from $1.00.

Cash Portfolio. The Cash Portfolio may invest in U.S. Treasury bills, notes and bonds, and other instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"); securities of U.S. and foreign banks or thrift organizations (such as bankers' acceptances, time deposits and certificates of deposit); corporate debt obligations, including commercial paper, notes and bonds and other money market instruments; asset-backed securities; and variable rate obligations (defined as a security whose coupon rate resets at least every six months). The Cash Portfolio also may invest in repurchase agreements that are collateralized by the securities listed above with no restrictions on the maturity of obligations collateralizing such repurchase agreements and may engage in securities lending.

Treasury Portfolio. The Treasury Portfolio will invest substantially all of its assets in U.S. Government Securities. In addition, under normal circumstances, at least 65% of the Treasury Portfolio's assets will be invested in direct obligations of the U.S. Government (i.e., obligations that are backed by the "full faith and credit" of the U.S. Government). Under Federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders, assuming appropriate state imposed threshold limits have been met. To maximize the tax-effective yield for shareholders, under normal circumstances, the Treasury Portfolio will invest only in obligations that qualify for the exemption from state taxation.

Although the Cash Portfolio, the Treasury Portfolio and the STAR Portfolio invest in U.S. Government obligations, neither an investment in any of the Funds nor a Fund's investment in its corresponding Portfolio is insured or guaranteed by the U.S. Government.

STAR Portfolio. The STAR Portfolio invests in a broad range of investment grade money market instruments and short-term fixed-income securities. The STAR Portfolio may invest in all types of fixed-income securities, including bonds, notes (including structured or hybrid notes), mortgage-backed securities, asset-backed securities, shares of real estate investment trusts ("REITs"), convertible securities, Eurodollar and Yankee Dollar instruments, preferred stocks (including convertible preferred stock), and money market instruments (such as negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and prime commercial paper). These fixed income securities may be issued by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises, U.S. and foreign banks, U.S. and (solely with respect to prime commercial paper) foreign companies. The STAR Portfolio limits its investments in each of tax-exempt securities and preferred stocks to 10% of its total assets. The STAR Portfolio may purchase securities that pay interest on a fixed, variable, floating, inverse floating, contingent, in-kind or deferred basis. The STAR Portfolio may enter into repurchase agreements, reverse repurchase agreements and forward dollar roll transactions, may purchase zero coupon and deferred payment securities, and may buy securities on a when-issued or delayed delivery basis. The net asset value of the STAR Series will not remain constant but will fluctuate with the value of the assets of the STAR Portfolio.

In selecting investments for the STAR Portfolio, Standish's primary investment management and research focus is at the security and industry/sector level. Standish manages the STAR Portfolio by selecting undervalued investments, rather than by varying the average maturity of the securities to reflect interest rate forecasts. Fundamental credit and sector valuation techniques are used to evaluate what are considered to be less efficient markets and sectors of the fixed income marketplace in an attempt to select securities with the potential for the highest return.

Maturity

Cash Portfolio and Treasury Portfolio. The Cash Portfolio and the Treasury Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days (as determined in accordance with Rule 2a-7 under the 1940 Act.) The Cash Portfolio and the Treasury Portfolio may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand.

STAR Portfolio. Securities held by the STAR Portfolio will generally have an effective or remaining maturity of 3.25 years or less from the date of settlement, except that up to 10% of the STAR Portfolio's total assets may be represented by securities with effective maturities or redemption dates, put dates or coupon dates of between 3.25 and five years. The maturity limitation does not apply to U.S. Treasury notes or bonds with maturities of longer than
3.25 years, which may be purchased by the STAR Portfolio in conjunction with the sale of note or bond futures contracts or with certain equivalent options positions which are designed to hedge the notes or bonds in such a way as to create a synthetic short-term instrument. The STAR Portfolio's average dollar-weighted effective portfolio maturity will not exceed 18 months.

Quality

Cash Portfolio and Treasury Portfolio. The Cash Portfolio and the Treasury Portfolio intend to incur limited credit risk by only purchasing securities, in addition to U.S. Government Securities, that are rated in the highest or second highest rating categories (i.e., P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Ratings Group ("Standard & Poor's")) for short-term obligations by at least two nationally recognized statistical rating organizations ("NRSROs"). As a matter of operating policy, however, the Cash Portfolio and the Treasury Portfolio will only invest in securities, exclusive of U.S. Government Securities, that are rated in the highest rating category for short-term obligations by at least two NRSROs. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. See "Description of Permitted Investments and Related Risks" in this Prospectus for more information regarding the Cash Portfolio and Treasury Portfolio's investment policies. See also Appendix A to the SAI for a description of NRSRO ratings.

STAR Portfolio. The STAR Portfolio invests primarily in high grade securities, which are those securities that are rated within the top three rating categories (i.e., Aaa, Aa, A or P-1 by Moody's or AAA, AA, A, A-1 or Duff-1 by Standard & Poor's, Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch") or IBCA, Ltd. ("IBCA") or, if unrated, determined by Standish to be of comparable credit quality. The STAR Portfolio may also invest up to 15% of its total assets in medium grade obligations rated Baa or P-2 by Moody's or BBB, A-2 or Duff-2 by Standard & Poor's, Duff, Fitch or IBCA, or, if unrated, determined by Standish to be of comparable credit quality. The average dollar-weighted credit quality of the STAR Portfolio's portfolio securities is expected to be at least Aa according to Moody's or AA according to Standard & Poor's, Duff, Fitch or IBCA. If a security is rated differently by two or more rating agencies, Standish uses the highest rating to compute the STAR Portfolio's credit quality and also to determine a security's rating category. If the rating of a security is downgraded below the minimum rating required for the STAR Portfolio, Standish will determine whether to retain that security in the portfolio.

Securities rated in the lowest category of investment grade (Baa or P-2 by Moody's or BBB, A-2 or Duff-2 by Standard & Poor's, Duff, Fitch or IBCA) are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

             Description of Permitted Investments and Related Risks

General

Investment in the Funds involve certain risks. Each Portfolio invests in money market instruments and the STAR Portfolio invests in high and medium grade fixed income securities. Such securities can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. The risks involved with such securities include interest rate risk, default risk and call and extension risk.

Interest Rate Risk. When interest rates decline, the market value of money market instruments and fixed income securities tends to increase. Conversely, when interest rates increase, market values tend to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default/Credit Risk. Investments in money market instruments and fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a Portfolio to sustain losses on such investments. A default could impact both interest and principal payments.

Call and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the STAR Portfolio could suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and the STAR Portfolio could suffer from the inability to invest in higher yielding securities.

Year 2000. Like other mutual funds, governmental and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Investors Bank, BNY, Aeltus, Standish and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each of the above entities is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

Permitted Investments and Related Risks

The following paragraphs include descriptions of the specific risks that are associated with the Portfolios' purchase of a particular type of security or the utilization of a specific investment technique.

U.S. Government Securities. The Portfolios may invest in U.S. Government Securities. The Portfolios may also invest in securities that are issued or guaranteed by an agency or instrumentality of the U.S. Government established under the authority of an act of Congress. Not all U.S. Government Securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" government securities. The Treasury Portfolio will generally invest in "full faith and credit" securities.

Bankers' Acceptances. The Cash Portfolio and the STAR Portfolio may invest in bankers' acceptances which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Time Deposits. The Cash Portfolio and the STAR Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however it cannot be traded in the secondary market.

Certificates of Deposit. The Cash Portfolio and the STAR Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Commercial Paper. The Cash Portfolio and the STAR Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Cash Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Cash Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs. The STAR Portfolio may purchase U.S. dollar denominated commercial paper of U.S. and foreign issuers rated A-2 by Moody's or P-2 or Duff-2 by Standard & Poor's, Duff, Fitch or IBCA.

Corporate Debt Obligations. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the STAR Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

Asset-Backed Securities. The Cash Portfolio and the STAR Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over-collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Cash and STAR Portfolios may invest in asset-backed securities; however, the Cash Portfolio will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.

Mortgage-Backed Securities. The STAR Portfolio may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair the STAR Portfolio's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase the STAR Portfolio's exposure to rising interest rates and prevent the STAR Portfolio from taking advantage of such higher yields.

GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. See the Statement of Additional Information for additional descriptions of GNMA, FNMA and FHLMC certificates.

Multiple class securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The STAR Portfolio does not intend to purchase residual interests in REMICs.

Convertible Securities. The STAR Portfolio may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks. The STAR Portfolio's investments in preferred stock are limited to no more than 10% of its total assets. Convertible debt securities and preferred stock acquired by the STAR Portfolio entitle the STAR Portfolio to exchange such instruments for common stock of the issuer at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

Inverse Floating Rate Securities. The STAR Portfolio may invest in inverse floating rate securities. the interest on which resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon and Deferred Payment Securities. The STAR Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The STAR Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the STAR Series will distribute its share of this accrued income to shareholders, to the extent that the STAR Series' shareholders and shareholders of other mutual funds that invest in the STAR Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the STAR Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Structured or Hybrid Notes. The STAR Portfolio may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the STAR Portfolio to gain exposure to the benchmark security while fixing the maximum loss that it may experience in the event that the security does not perform as expected. Depending on the terms of the note, the Portfolio may forego all or part of the interest and principal that would be payable on a comparable conventional note; the STAR Portfolio's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark security.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio and the STAR Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Cash Portfolio and the STAR Portfolio may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Tax-Exempt Securities. The STAR Portfolio is managed without regard to potential tax consequences. If Standish believes that tax-exempt securities will provide competitive returns, the STAR Portfolio may invest up to 10% of its total assets in tax-exempt securities. The STAR Series' distributions of its share of any interest earned by the STAR Portfolio from these investments will be taxable.

Real Estate Investment Trusts. The STAR Portfolio may invest in Real Estate Investment Trusts ("REITs") which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under Subchapter M of the Code.

When-Issued and Delayed Delivery Transactions. The Portfolios may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less then that available in the market at delivery. The purchase of securities on a when-issued or delayed delivery basis has the effect of leveraging. When such a security is purchased, the

Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the relevant Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market, and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. The Portfolios generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Treasury Portfolio's or the Cash Portfolio's total assets or 10% of the STAR Portfolio's total assets, and a commitment will not exceed 90 days. The Portfolios will only purchase when-issued and delayed delivery securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, the Portfolios may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. The market value of when-issued or delayed delivery securities when they are delivered may be less than the amount the Portfolios paid for them.

Variable and Floating Rate Instruments. Certain of the obligations purchased by the Portfolios may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolios will approximate their par value. Further, some of the demand instruments purchased by the Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

Repurchase Agreements. The Cash Portfolio and the STAR Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and a Portfolio is delayed in or prevented from disposing of the collateral securities or if a Portfolio realizes a loss on the sale of the collateral securities. The Cash Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees of the Portfolio Trust. The Cash Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days. The STAR Portfolio may invest up to 25% of its net assets in repurchase agreements.

Reverse Repurchase Agreements. The Cash Portfolio and the STAR Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolios would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions and to provide cash to satisfy redemption requests. At the time a Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with a Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by a Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by a Portfolio under the 1940 Act.

Forward Roll Transactions. To seek to enhance current income, the STAR Portfolio may invest up to 10% of its net assets in forward roll transactions involving mortgage-backed securities. In a forward roll transaction, the STAR Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the Portfolio which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. At the time that a Portfolio enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

Leverage. The use of forward roll transactions and reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction or reverse repurchase agreement) to increase the net asset value of a Portfolio faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to a Portfolio, the net asset value of the Portfolio would fall faster than would otherwise be the case.

Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets (15% of net assets with respect to the STAR Portfolio) in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust and the Standish Portfolio Trust have adopted guidelines and delegated to BNY, Aeltus or Standish, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Securities Lending. The Cash Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Cash Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Cash Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed to be of good standing under guidelines established by the Trustees. In addition, the Cash Portfolio will bear the risk of any decline in value of securities acquired with cash collateral. Loans are subject to termination by the Cash Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

Short-Term Trading. Although the Cash and Treasury Portfolios usually intend to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The STAR Portfolio may sell a portfolio security without regard to the length of time such security has been held if, in Standish's view, the security meets certain criteria for disposal. The Portfolios also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Portfolios may have to sell a portion of their investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

Strategic Transactions. The STAR Portfolio may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the STAR Portfolio may change over time as new instruments and strategies are developed or regulatory changes occur. In the course of pursuing its investment objective, the STAR Portfolio may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and, to the extent the STAR Portfolio invests in foreign securities, enter into currency transactions such as forward foreign currency exchange contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in to seek to protect against possible changes in the market value of securities held in or to be purchased for the STAR Portfolio's portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations, to seek to protect the STAR Portfolio's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage the effective maturity or duration of STAR Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved.

The ability of the STAR Portfolio to utilize Strategic Transactions successfully will depend on Standish's ability to predict pertinent market and interest rate movements, which cannot be assured. The STAR Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The STAR Portfolio's activities involving Strategic Transactions may be limited in order to enable certain of its investors to comply with the requirements of the Code for qualification as a regulated investment company.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Standish's view as to certain market, interest rate or currency movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the STAR Portfolio, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the STAR Portfolio can realize on its investments or cause the STAR Portfolio to hold a security it might otherwise sell.

The use of options and futures transactions entails certain other risks. Futures markets are highly volatile and the use of futures may increase the volatility of the STAR Portfolio's net asset value. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the STAR Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the STAR Portfolio's position. The writing of options could significantly increase the STAR Portfolio's portfolio turnover rate and associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the STAR Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Losses resulting from the use of Strategic Transactions could reduce the STAR Portfolio's net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized. Although the use of futures and options transactions for hedging and managing effective maturity and duration should tend to minimize the risk of loss due to a decline in the value of the position, at the same time, such transactions can limit any potential gain which might result from an increase in value of such position. The loss incurred by the STAR Portfolio in writing options and entering into futures transactions is potentially unlimited. The use of currency transactions can result in the STAR Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The STAR Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to 1% of its net assets. See the SAI for further information regarding the use of Strategic Transactions.

Temporary Defensive Investments. The STAR Portfolio may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating-rate notes and repurchase agreements.

Portfolio Turnover. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by a Portfolio and thus indirectly by its shareholders. It may also result in a Portfolio's realization of larger amounts of short-term capital gains, a Fund's distributions from which are taxable to a Fund's shareholders as ordinary income.

Investment Restrictions. The investment objective and investment policies set forth in this Prospectus of the Funds and the Portfolios are not fundamental and may be changed by their respective Board of Trustees without approval of shareholders. Each Fund and Portfolio have also adopted fundamental policies which may not be changed without the approval of the Fund's shareholders. See "Investment Restrictions" in the SAI. If any percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Portfolio's assets will not constitute a violation of the restriction. If there is a change in a Portfolio's or Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial situation.

                               Who Should Invest

The potential advantages offered by each Fund include large scale purchasing power and diversification, which can help avoid the greater expense of executing a large number of small transactions. The Funds also make it possible for investors to participate in a more diversified portfolio than the size of the investments might otherwise permit. Also, investment in the Funds can relieve certain investors of many management and administrative burdens usually associated with the direct purchase and sale of money market instruments, including selecting portfolio investments; obtaining favorable terms at which to buy and sell; scheduling and monitoring maturities and reinvestments; safe-keeping of securities, and portfolio recordkeeping.

             Additional Information Concerning Investment Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Funds seek to achieve their investment objective by investing all of their investable assets in their corresponding Portfolio, each of which is, or is a series of, an open-end investment management company registered under the 1940 Act. The Portfolios have the same investment objective and policies as their corresponding Fund. In addition to selling its beneficial interests to a Fund, a Portfolio may sell shares to other mutual funds, collective investment vehicles, or institutional investors. These investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of such Portfolio's expenses. However, these other investors may be subject to different operating expenses than those of the Funds. Therefore, investors in each Fund should be aware that these differences may result in differences in returns experienced by institutional investors investing directly in a Portfolio and investors investing in different funds and other pooled investment vehicles that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other shareholders of the Portfolios can be obtained from the Funds by calling 1-888-637-7622 for the Cash and Treasury Portfolios and 1-800-221-4795 for the STAR Portfolio.

Certain changes in a Portfolio's investment objective, policies or restrictions may preclude its corresponding Fund from investing its investable assets in the Portfolio and/or require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in an "in-kind" distribution of securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. The in-kind distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in a Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may subsequently experience higher pro-rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in increased portfolio risk; however, these possibilities exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund. Also, funds with a greater pro-rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. If a Fund is requested to vote on matters pertaining to its corresponding Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes proportionately as instructed by such shareholders. A Fund will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Therefore, Fund shareholders who do not vote will have no effect on the outcome of such matters.

A Fund may withdraw its investment from its corresponding Portfolio at any time, if the Fund's Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above. In the event the Trustees were unable to find a substitute investment company in which to invest the Fund's assets or were unable to secure directly the services of an investment adviser, the Trustees would determine the best course of action under the circumstances.

In addition, each Fund offers three classes of shares to investors, Premium Class, Institutional Class and Investment Class shares, all three of which represent interests in such Fund. The three classes differ in that (i) the Institutional Class shares impose a shareholder servicing fee equal to a maximum of .25% of average daily net assets of the Institutional Class shares; (ii) the Investment Class shares impose a shareholder servicing fee equal to a maximum of
 .25% of average daily net assets of the Investment Class shares and; (iii) the Premium Class shares charge no shareholder servicing or placement fees but require a much higher initial investment than the other classes.

                   Management of the Funds and the Portfolios

Trustees and Officers

The business and affairs of each Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of the Cash Portfolio and the Treasury Portfolio are managed under the direction of the Board of Trustees of the Portfolio Trust. The business and affairs of the STAR Portfolio are managed under the direction of the Board of Trustees of the Standish Portfolio Trust. Each Board of Trustees approves all significant agreements between each Fund or Portfolio and the persons and companies that furnish services to a Fund or Portfolio, including (when applicable) agreements with its investment adviser, administrator, fund accountant, custodian and transfer agent. The day-to-day operations of each Fund are delegated to its corresponding Portfolio's investment manager and such Fund's officers. See "Management of the Funds and the Portfolios" in the SAI for more information about the Trustees and officers of the Trust, the Portfolio Trust and the Standish Portfolio Trust.

Investment Adviser and Sub-Advisers

The Trust has not retained the services of an investment adviser with respect to the Funds because each Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. The Cash Portfolio and the Treasury Portfolio have retained the services of Investors Bank as investment adviser pursuant to investment adviser agreements (each an "Adviser Agreement"). Under the Adviser Agreement, Investors Bank continuously reviews and supervises the Cash Portfolio's and the Treasury Portfolio's investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by the Board of Trustees of the Portfolio Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. The business address of Investors Bank is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as an investment adviser at the commencement of operations of the Cash Portfolio (November 21, 1996) but otherwise has no previous experience in providing investment advisory services. See "Administrator, Transfer Agent, Custodian and Fund Accountant" for information regarding fees paid to Investors Bank by the Portfolios.

The Cash Portfolio has retained the services of BNY as its investment sub-adviser pursuant to an Investment Sub-Adviser Agreement (the "BNY Sub-Adviser Agreement") between Investors Bank and BNY. In accordance with the BNY Sub-Adviser Agreement, BNY manages the Cash Portfolio, selects investments and places all orders for the purchase and sale of the Cash Portfolio's securities, subject to the general supervision of the Portfolio Trust's Board of Trustees and Investors Bank and in accordance with the Cash Portfolio and Cash Series' investment objective, policies and restrictions. BNY is a wholly-owned subsidiary of The Bank of New York Company, Inc. As of December 31, 1997, BNY had discretionary investment authority for the short-term money management of accounts exceeding $___ billion. The business address of BNY is 48 Wall Street, New York, New York 10286. For its services as investment sub-adviser to the Cash Portfolio, BNY is paid a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of the Cash Series.

The Treasury Portfolio has retained the services of Aeltus as its investment sub-adviser pursuant to an Investment Sub-Adviser Agreement (the "Aeltus Sub-Adviser Agreement") between Investors Bank and Aeltus. Under the Aeltus Sub-Adviser Agreement, Aeltus manages the Treasury Portfolio, selects investments and places all orders for the purchase and sale of the Treasury Portfolio's securities, subject to the general supervision of the Portfolio Trust's Board of Trustees and Investors Bank and in accordance with the Treasury Portfolio and Treasury Series' investment objective, policies and restrictions. Aeltus, a registered investment adviser under the Investment Advisers Act of 1940, is an indirect wholly-owned subsidiary of Aetna Inc. As of December 31, 1997, Aeltus managed approximately $44.6 billion in assets for various individual and institutional accounts, including registered investment companies. The business address of Aeltus is 242 Trumbull Street, Hartford, Connecticut 06103. For its services as investment sub-adviser to the Treasury Portfolio, Aeltus is paid a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of the Treasury Series.

Standish serves as investment adviser to the STAR Portfolio pursuant to an investment adviser agreement (the "Standish Adviser Agreement") between the STAR Portfolio and Standish. Under the Standish Adviser Agreement, Standish manages the STAR Portfolio, selects investments and places all orders for the purchase and sale of the STAR Portfolio's securities, subject to the general supervision of the Standish Portfolio Trust's Board of Trustees and in accordance with the STAR Portfolio and STAR Series' investment objective, policies and restrictions. Standish is a Massachusetts corporation incorporated in 1933 and is a registered investment adviser under the Investment Advisers Act of 1940. Standish provides fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States and abroad. As of December 31, 1997, Standish had approximately $39 billion in assets under management. The business address of Standish is One Financial Center, Boston, Massachusetts, 02111. For its services as investment adviser to the STAR Portfolio, Standish is paid a monthly fee by the STAR Series, computed at an annual rate of 0.25% of the average daily net assets of the STAR Series. The STAR Portfolio has two portfolio managers, Ms. Jennifer Pline and Ms. Barbara J. McKenna. Ms. Pline has been a portfolio manager of the STAR Portfolio's portfolio since January 1, 1991. During the past five years, Ms. Pline has served as a Vice President of Standish. Ms. McKenna has been a portfolio manager of the STAR Portfolio's portfolio since January 1998. Ms. McKenna has served as a Vice President of Standish since 1996. Prior to joining Standish, from 1993 to 1996, Ms. McKenna managed institutional fixed income accounts at BayBank.

Distributor

Pursuant to a Distribution Agreement, Funds Distributor, Inc. (the "Distributor") serves as the distributor of shares of the Funds. The Distributor is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD") The Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor does not receive a fee from the Trust pursuant to the terms of the Distribution Agreement.

Administrator, Transfer Agent, Custodian and Fund Accountant

Investors Bank serves as Administrator to the Funds and IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, serves as Administrator to the Cash and Treasury Portfolios. The services provided by Investors Bank and IBT Ireland include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Investors Bank also serves as transfer agent for the Funds and IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as transfer agent for the Portfolios. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of interests and the establishment and maintenance of accounts for each Fund and IBT Canada is responsible for maintaining records of holders in interest for each Portfolio.

Investors Bank also acts as custodian for the Funds and for the Portfolios. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act. IBT Canada also serves as fund accounting agent for the Funds and the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Fund and Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Cash Portfolio and the Treasury Portfolio each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.17% of the average daily net assets of such Portfolio. For its services as Transfer Agent, Custodian and Fund Accounting Agent, the STAR Portfolio pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.05% of the first $50 million of average daily net assets, 0.03% of the next $100 million of average daily net assets and
 .01% of average daily net assets over $150 million. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Cash Series and the Treasury Series each pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of the average daily net assets of such Fund and the STAR Series pays Investors Bank an aggregate fee, calculated daily and paid monthly, at an annual rate of 0.03% of the average daily net assets of the STAR Series. Investors Bank is solely responsible for the payment of all fees to BNY, Aeltus and to its subsidiaries.

Counsel and Independent Auditors

Goodwin, Procter & Hoar LLP serves as counsel to the Trust and the Portfolio Trust. Ernst & Young LLP serves as the independent auditors to the Trust and the Portfolio Trust. Coopers & Lybrand L.L.P. serves as the independent accountants to the Standish Portfolio Trust and Hale and Dorr LLP serves as counsel to the Standish Portfolio Trust.

                               Valuation of Shares

The net asset value per share of each Fund is determined each Business Day . This determination is made once each day as of 2:00 p.m. (ET) for the Treasury Series and the Cash Series and as of the close of trading on the NYSE (normally 4:00 p.m. (ET)) for the STAR Series.

The net asset value per share of a Fund for purposes of pricing sales and redemptions is calculated by adding the value of all securities and other assets of such Fund (including its interest in the corresponding Portfolio), then subtracting the liabilities charged to the Fund, and then dividing the result by the number of outstanding shares of the Fund.

The securities in the Cash Portfolio and the Treasury Portfolio are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Cash Portfolio or Treasury Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the net asset value of shares of the Cash Series or the Treasury Series at $1.00; however, there can be no assurance that a Fund's net asset value will always remain at $1.00 per share.

With respect to the STAR Portfolio, the fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Securities not listed on an exchange or national securities market, certain mortgage-backed and asset-backed securities and securities for which there were no reported transactions are valued at the last quoted bid prices. Fixed income securities for which accurate market prices are not readily available and all other assets are valued at fair value as determined in good faith by Standish in accordance with procedures approved by the Trustees of the Standish Portfolio Trust, which may include the use of yield equivalents or matrix pricing. Money market instruments with less than sixty days remaining to maturity when acquired by the Standish Portfolio are valued on an amortized cost basis unless the Trustees of the Standish Portfolio Trust determine that amortized cost does not represent fair value. If the Standish Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees of the Standish Portfolio Trust determine during such sixty-day period that amortized cost does not represent fair value.

                            Purchases and Redemptions

Purchases

General Information. Investors may purchase Fund shares only through the Distributor which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at net asset value per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Funds' Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian.

Investment Minimum. The minimum initial investment for Premium Class shares of the Funds is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The minimum initial investment for Institutional Class and Investment Class shares is $10,000. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholders' account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

Class level expenses. Assets of the Premium Class shares of each Fund are not subject to a shareholder servicing or placement fee. Assets of the Institutional Class shares of each Fund are subject to a shareholder servicing fee of up to 0.25% of average daily net assets of the Institutional Class shares. Asset of the Investment Class shares of each Fund are subject to a shareholder servicing fee and placement fee each up to 0.25% of average daily net assets of the Investment Class shares.

Share purchase orders are deemed to be in good order on the date a Fund receives a completed Subscription Agreement (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund through Investors Bank are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                              Attn: [Name of Fund]
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form by 2:00 p.m. (ET) for the Treasury Series and the Cash Series and by the close of trading on the NYSE for the STAR Series, on a Business Day, will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase, provided that Investors Bank receives the wire on the day the purchase order is received.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders when in the best interest of the Fund and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Redemptions

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the net asset value next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 2:00 p.m. (ET) for the Treasury Series and the Cash Series and prior to the close of trading on the NYSE (normally 4:00 p.m.
(ET)) for the STAR Series, on any Business Day, the redemption will be effective on the date of receipt and the shareholder will not receive the dividend for that day. Proceeds of the redemption will ordinarily be made by wire on the next Business Day, but in any event within three Business Days from the date of receipt. Shareholder redemption requests received after 2:00 p.m. (ET) for the Treasury Series and the Cash Series and after the close of trading on the NYSE for the STAR Series, on any Business Day, will receive upon redemption all dividends reinvested through the date of redemption and payment will ordinarily be made by wire on the next Business Day, but, in any case, within three Business Days from the date of receipt of a proper notice of redemption.

A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Subscription Agreement) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guaranteed by a national bank which is a member firm of any national or regional securities exchange. If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate.

Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank, ATTN:
Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered, signed exactly as the shares are registered. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

Telephone Redemption. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of a Fund on the Subscription Agreement. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

No bank instruction changes will be accepted over the telephone. See "Redemption By Wire" for information on how to change bank instructions.

                       Dividends, Distributions and Taxes

Dividends and Distributions

Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day to such Fund's shareholders of record at 2:00 p.m. (ET) for the Treasury Portfolio and the Cash Portfolio and as of the close of trading on the NYSE for the STAR Portfolio, on that day, and will pay such dividends monthly. Distributions of net long term capital gains, if any, for the year are made at least annually. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at net asset value and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by notification to Investors Bank prior to the record date of any such dividend or distribution.

Taxes

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of a Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions concerning their individual circumstances.

Tax Status of each Fund

Each Fund intends to qualify and elect to be treated as a "regulated investment company" under the Code. If it so qualifies, a Fund will not be subject to U.S. federal income taxes on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (the excess of net realized long-term capital gain over net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of the sum of its net investment income and any net tax-exempt interest for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon requalification.

Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both the corporate income and excise taxes.

Tax Status of Distributions

All dividends and distributions to shareholders of each Fund of investment company taxable income will be taxable to shareholders whether paid in cash or reinvested in additional shares. For federal income tax purposes, distributions of net investment income, which includes the excess of a Fund's net realized short-term capital gain over its net realized long-term capital loss, are taxable to shareholders as ordinary income.

Distributions of net realized long-term capital gains designated by a Fund as "capital gain dividends" will be taxable as long-term capital gains, whether paid in cash or additional shares, regardless of how long the shares have been held by such shareholders, capital gain dividends will not, and the Funds' distributions of net investment income generally will not, be eligible for the corporate dividends received deduction. For shareholders other than corporations, long-term capital gain dividends currently are taxed at more favorable federal income tax rates than ordinary income and short-term capital gains. Recent changes in federal tax law, as applied to a Fund, allow for capital gain dividends to be taxed to such shareholders at maximum rates of 20% or 28%.

Gain or loss, if any, recognized on the sale or other disposition of shares of a Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands and the transaction is treated as a sale for tax purposes. Since the Cash Fund and the Treasury Fund attempt to maintain a stable net asset value of $1.00 per share, it is anticipated that gain or loss would generally not result upon dispositions of the shares of these Funds. Generally, a shareholder's gain or loss, if any, will be a long term gain or loss if the shares have been held for more than one year, although a holding period greater than eighteen months will be necessary in order to benefit from the lowest capital gain tax rate currently in effect for noncorporate shareholders. If a shareholder sells or otherwise disposes of shares of a Fund before holding them for more than six months, any loss on the sale or other disposition of such shares will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are sold.

                             Performance Information

From time to time performance may be quoted in shareholder reports, advertisements and other communications to shareholders or in other materials in terms of yield, effective yield and average annual total return. Performance figures are based upon historical earnings and are not intended to indicate future performance.

The "yield" of the Treasury Fund and the Cash Fund refers to income generated by an investment in such Fund over a seven-day period, which period will be stated in the advertisement. This income is then annualized, which means that the income generated during the seven-day period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" of the Cash Fund or Treasury Fund is calculated similarly to the yield, but the income earned by the investment is assumed to be compounded weekly when annualized. Effective yield will be slightly higher than yield due to this compounding effect.

The "yield" of the STAR Fund is computed by dividing the net investment income per share earned during the period (generally 30 days or one month) stated in the advertisement by the maximum offering price per share on the last day of the period (using the average number of shared entitled to receive dividends).

In determining net investment income for purposes of calculating yield and effective yield of any Fund, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any recurring charges for the period stated.

Average annual total return is determined by computing the average annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Funds may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

In reports or other communications to shareholders or in other materials, performance of each class of a Fund may be compared with that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices that may assume investment of dividends but generally do not reflect deductions for administrative and management costs. Additional performance information is also available in a Fund's Annual and Semi-Annual Reports, which are sent to all shareholders and which can be obtained without charge from each Fund by calling 1-888-MERRMAC.

                                 MERRIMAC SERIES
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                                  1-888-MERRMAC

                       Statement of Additional Information

                                 June ___, 1998



                                Table of Contents

Additional Information About Investment Policies                           2
Investment Restrictions                                                   16
Management of the Funds and the Portfolios                                20
Control Persons and Principal Holders of Securities                       24
Investment Advisory Services                                              24
Distributor                                                               27
Redemption of Shares                                                      28
Portfolio Transactions                                                    28
Net Asset Value Determination                                             30
Capital Stock and Other Securities                                        32
Taxation                                                                  34
Calculation of Performance Data                                           38
Additional Information                                                    41
Experts and Financial Statements                                          41
Appendix                                                                  42


This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Merrimac Series (the "Trust") current Prospectus dated June ___, 1998 (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Trust's distributor, Funds Distributor, Inc. (the "Distributor") at the address, or by calling the toll-free telephone number, listed above.

                Additional Information About Investment Policies

The Merrimac Series (the "Trust"), an open-end management investment company, consists of the following series: the Merrimac Cash Series (the "Cash Series"), the Merrimac Treasury Series (the "Treasury Series"), and the Merrimac Short-Term Asset Reserve Series (the "STAR Series") (each, a "Fund" and collectively, the "Funds").

Unlike other mutual funds which directly acquire and manage their own portfolios of securities, the Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), and the Standish Short-Term Asset Reserve Portfolio (the "STAR Portfolio") (hereinafter each, a "Portfolio", and collectively, the "Portfolios"). The Cash Portfolio and the Treasury Portfolio are each a series of the Merrimac Master Portfolio (the "Portfolio Trust"), a separate open-end management investment company. The STAR Portfolio is a series of the Standish, Ayer & Wood Master Portfolio (the "Standish Portfolio Trust"), also a separate open-end management investment company. Each Portfolio has the same investment objective and policies as its corresponding Fund. The Funds offer Premium and Institutional and Investment Class shares.

The information below supplements the information set forth in the Prospectus under "Investment Objective and Policies" and "Description of Permitted Investments and Related Risks." Since the investment characteristics of the Funds correspond directly to those of their corresponding Portfolio, the following discusses the various investment techniques employed by each Portfolio.

Maturity and Duration. The effective maturity of an individual portfolio security in which the STAR Portfolio invests is defined as the period remaining until the earliest date when the Portfolio can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the Portfolio of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to the Portfolio than was anticipated at the time the securities were purchased. The Portfolio's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the Portfolio.

Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flows. The STAR Portfolio may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Money Market Instruments and Repurchase Agreements. The money market instruments in which the Cash Portfolio and STAR Portfolio invest, include short-term U.S. Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements. The Treasury Portfolio invests substantially all of its assets in U.S. Government securities as defined below which are backed by the full faith and credit of the U.S. Government.

U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust and the Standish Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory and Other Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, a Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by a Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

Structured or Hybrid Notes. As more fully described in the Prospectus, the STAR Portfolio may invest in structured or hybrid notes. It is expected that not more than 5% of the Portfolio's net assets will be at risk as a result of such investments. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, the Portfolio's net asset value ("NAV"). Further, certain structured or hybrid notes may be illiquid for purposes of the STAR Portfolio's limitation on investments in illiquid securities.

Mortgage-Related Obligations. The STAR Portfolio may invest in mortgage-related obligations. Some of the characteristics of mortgage-related obligations and the issuers or guarantors of such securities are described below.

Life of Mortgage-Related Obligations. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested long before the maturity of the mortgages in the pool.

As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to GNMA Certificates, statistics published by the FHA are normally used as an indicator of the expected average life of an issue. The actual life of a particular issue of GNMA Certificates, however, will depend on the coupon rate of the financing.

GNMA Certificates. The Government National Mortgage Association ("GNMA") was established in 1968 when the Federal National Mortgage Association ("FNMA") was separated into two organizations, GNMA and FNMA. GNMA is a wholly-owned government corporation within the Department of Housing and Urban Development. GNMA developed the first mortgage-backed pass-through instruments in 1970 for Farmers Home Administration-FHMA-insured, Federal Housing Administration-FHA-insured and for Veterans Administration-or VA-guaranteed mortgages ("government mortgages").

GNMA purchases government mortgages and occasionally conventional mortgages to support the housing market. GNMA is known primarily, however, for its role as guarantor of pass-through securities collateralized by government mortgages. Under the GNMA securities guarantee program, government mortgages that are pooled must be less than one year old by the date GNMA issues its commitment. Loans in a single pool must be of the same type in terms of interest rate and maturity. The minimum size of a pool is $1 million for single-family mortgages and $500,000 for manufactured housing and project loans.

Under the GNMA II program, loans with different interest rates can be included in a single pool and mortgages originated by more than one lender can be assembled in a pool. In addition, loans made by a single lender can be packaged in a custom pool (a pool containing loans with specific characteristics or requirements).

GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

Yield Characteristics of GNMA Certificates. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed, FHMA-insured or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44% for assembling the mortgage pool and for passing through monthly payments of interest and principal to GNMA Certificate holders.

The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for several reasons. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is paid monthly, rather than semi-annually as with traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates. Finally, the actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the GNMA Certificate. If mortgagors prepay their mortgages, the principal returned to GNMA Certificateholders may be reinvested at higher or lower rates.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the GNMA Certificate's coupon rate and the prepayment experience of the pools of mortgages backing each GNMA Certificate.

FHLMC Participation Certificates. The Federal Home Loan Mortgage Corporation ("FHLMC") was created by the Emergency Home Finance Act of 1970. It is a private corporation, initially capitalized by the Federal Home Loan Bank System, charged with supporting the mortgage lending activities of savings and loan associations by providing an active secondary market for conventional mortgages. To finance its mortgage purchases,

FHLMC issues FHLMC Participation Certificates and Collateralized Mortgage Obligations ("CMOs").

Participation Certificates represent an undivided interest in a pool of mortgage loans. FHLMC purchases whole loans or participations in 30-year and 15-year fixed rate mortgages, adjustable-rate mortgages ("ARMs") and home improvement loans. Under certain programs, it will also purchase FHA and VA mortgages.

Loans pooled for FHLMC must have a minimum coupon rate equal to the Participation Certificate rate specified at delivery, plus a required spread for the corporation and a minimum servicing fee, generally 0.375% (37.5 basis points). The maximum coupon rate on loans is 2% (200 basis points) in excess of the minimum eligible coupon rate for Participation Certificates. FHLMC requires a minimum commitment of $1 million in mortgages but imposes no maximum amount. Negotiated deals require a minimum commitment of $10 million. FHLMC guarantees timely payment of the interest and the ultimate payment of principal of its Participation Certificates. This guarantee is backed by reserves set aside to protect against losses due to default. The FHLMC CMO is divided into varying maturities with prepayment set specifically for holders of the shorter term securities. The CMO is designed to respond to investor concerns about early repayment of mortgages.

FHLMC's CMOs are general obligations, and FHLMC will be required to use its general funds to make principal and interest payments on CMOs if payments generated by the underlying pool of mortgages are insufficient to pay principal and interest on the CMO.

A CMO is a cash-flow bond in which mortgage payments from underlying mortgage pools pay principal and interest to CMO bondholders. The CMO is structured to address two major short-comings associated with traditional pass-through securities: payment frequency and prepayment risk. Traditional pass-through securities pay interest and amortized principal on a monthly basis whereas CMOs normally pay principal and interest semi-annually. In addition, mortgage-backed securities carry the risk that individual mortgagors in the mortgage pool may exercise their prepayment privileges, leading to irregular cash flow and uncertain average lives, durations and yields.

A typical CMO structure contains four tranches, which are generally referred to as Classes A, B, C and Z. Each tranche is identified by its coupon and maturity. The first three classes are usually current interest-bearing bonds paying interest on a quarterly or semi-annual basis, while the fourth, Class Z, is an accrual bond. Amortized principal payments and prepayments from the underlying mortgage collateral redeem principal of the CMO sequentially; payments from the mortgages first redeem principal on the Class A bonds. When principal of the Class A bonds has been redeemed, the payments then redeem principal on the Class B bonds. This pattern of using principal payments to redeem each bond sequentially continues until the Class C bonds have been retired. At this point, Class Z bonds begin paying interest and amortized principal on their accrued value.

The final tranche of a CMO is usually a deferred interest bond, commonly referred to as the Z bond. This bond accrues interest at its coupon rate but does not pay this interest until all previous tranches have been fully retired. While earlier classes remain outstanding, interest accrued on the Z bond is compounded and added to the outstanding principal. The deferred interest period ends when all previous tranches are retired, at which point the Z bond pays periodic interest and principal until it matures. The Adviser would purchase a Z bond for the STAR Portfolio if it expected interest rates to decline.

FNMA Securities. FNMA was created by the National Housing Act of 1938. In 1968, the agency was separated into two organizations, GNMA to support a secondary market for government mortgages and FNMA to act as a private corporation supporting the housing market.

FNMA pools may contain fixed-rate conventional loans on one-to-four-family properties. Seasoned FHA and VA loans, as well as conventional growing equity mortgages, are eligible for separate pools. FNMA will consider other types of loans for securities pooling on a negotiated basis. A single pool may include mortgages with different loan-to-value ratios and interest rates, though rates may not vary beyond two percentage points.

Privately-Issued Mortgage Loan Pools. Savings associations, commercial banks and investment bankers issue pass-through securities secured by a pool of mortgages.

Generally, only conventional mortgages on single-family properties are included in private issues, though seasoned loans and variable rate mortgages are sometimes included. Private placements allow purchasers to negotiate terms of transactions. Maximum amounts for individual loans may exceed the loan limit set for government agency purchase. Pool size may vary, but the minimum is usually $20 million for public offerings and $10 million for private placements.

Privately-issued mortgage-related obligations do not carry government or quasi-government guarantees. Rather, mortgage pool insurance generally is used to insure against credit losses that may occur in the mortgage pool. Pool insurance protects against credit losses to the extent of the coverage in force. Each mortgage, regardless of original loan-to-value ratio, is insured to 100% of principal, interest and other expenses, to a total aggregate loss limit stated on the policy. The aggregate loss limit of the policy generally is 5% to 7% of the original aggregate principal of the mortgages included in the pool.

In addition to the insurance coverage to protect against defaults on the underlying mortgages, mortgage-backed securities can be protected against the nonperformance or poor performance of servicers. Performance bonding of obligations such as those of the servicers under the origination, servicing or other contractual agreement will protect the value of the pool of insured mortgages and enhance the marketability.

The rating received by a mortgage security will be a major factor in its marketability. For public issues, a rating is always required, but it may be optional for private placements depending on the demands of the marketplace and investors.

Before rating an issue, a nationally recognized statistical rating organization such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") will consider several factors, including: the creditworthiness of the issuer; the issuer's track record as an originator and servicer; the type, term and characteristics of the mortgages, as well as loan-to-value ratio and loan amounts; the insurer and the level of mortgage insurance and hazard insurance provided. Where an equity reserve account or letter of credit is offered, the rating agency will also examine the adequacy of the reserve and the strength of the issuer of the letter of credit.

Strategic Transactions. The STAR Portfolio may, but is not required to, utilize various other investment strategies as described below to seek to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the STAR Portfolio may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing its investment objective, the STAR Portfolio may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the STAR Portfolio's portfolio resulting from securities market or interest rate fluctuations, to protect the STAR Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the STAR Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

In addition to the hedging transactions referred to in the preceding paragraph, Strategic Transactions may also be used by the STAR Portfolio to seek to enhance potential gain in circumstances where hedging is not involved although the STAR Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 1% of its net assets at any one time and, to the extent necessary, the STAR Portfolio will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the STAR Portfolio's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the STAR Portfolio's Adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the STAR Portfolio may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the near-term Eurodollar futures position (and vice versa) for purposes of calculating the STAR Portfolio's net loss exposure.

The ability of the STAR Portfolio to utilize these Strategic Transactions successfully will depend on its Adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. The STAR Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The STAR Portfolio's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), that apply to investors in the STAR Portfolio that intend to qualify as regulated investment companies.

Risks of Strategic Transactions. The use of Strategic Transactions by the STAR Portfolio has associated risks including possible default by the other party to the transaction, illiquidity and, to the extent its Adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Writing put and call options may result in losses to the STAR Portfolio, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the STAR Portfolio can realize on its investments or cause the STAR Portfolio to hold a security it might otherwise sell.

The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the STAR Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the STAR Portfolio's position. Writing options could significantly increase the STAR Portfolio's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the STAR Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position.

The loss incurred by the STAR Portfolio in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the STAR Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to not more than 1% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the STAR Portfolio's NAV . Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce NAV and the net result may be less favorable than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the STAR Portfolio's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised), the underlying security, commodity, index or other instrument at the exercise price. For instance, the STAR Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the STAR Portfolio the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. The STAR Portfolio may purchase a call option on a security, futures contract, index or other instrument to seek to protect the STAR Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The STAR Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The STAR Portfolio's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The STAR Portfolio will generally sell (write) OTC options that are subject to a buy-back provision permitting the STAR Portfolio to require the Counterparty to sell the option back to the STAR Portfolio at a formula price within seven days. OTC options purchased by the STAR Portfolio, and portfolio securities "covering" the amount of the STAR Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to the STAR Portfolio's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees of the Standish Portfolio Trust. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The STAR Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with the STAR Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the STAR Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the STAR Portfolio's Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The STAR Portfolio will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard and Poor's or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the STAR Portfolio's Adviser.

If the STAR Portfolio sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the STAR Portfolio's income. The sale (writing) of put options can also provide income.

The STAR Portfolio may purchase and sell (write) put and call options on securities, including U.S. Treasury and agency securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets and on securities indices and futures contracts.

All calls sold by the STAR Portfolio must be "covered" (i.e., the STAR Portfolio must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, the STAR Portfolio may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the STAR Portfolio's net exposure on its written option position. Even though the STAR Portfolio will receive the option premium to help offset any loss, the STAR Portfolio may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by the STAR Portfolio also exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the STAR Portfolio to hold a security or instrument which it might otherwise have sold.

The STAR Portfolio will not sell put options if, as a result, more than 50% of the STAR Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the STAR Portfolio may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices. The STAR Portfolio may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the STAR Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

General Characteristics of Futures. The STAR Portfolio may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by the STAR Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on certain foreign exchanges. The sale of futures contracts creates a firm obligation by the STAR Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the STAR Portfolio, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.

The STAR Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the STAR Portfolio may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the NAV of the STAR Portfolio's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the STAR Portfolio to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the STAR Portfolio. If the STAR Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Combined Transactions. The STAR Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions, structured notes and any combination of futures, options and interest rate transactions ("component transactions") instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the STAR Portfolio's Adviser, it is in the best interests of the STAR Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into by the STAR Portfolio based on its Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the STAR Portfolio may enter are interest rate, index and total return swaps and the purchase or sale of related caps, floors and collars. The STAR Portfolio expects to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, as a duration management technique or protecting against an increase in the price of securities that the STAR Portfolio anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, the STAR Portfolio will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes to not more than 1% of its net assets at any one time. The STAR Portfolio will not sell interest rate caps, floors or collars where it does not own securities or other instruments providing the income stream the STAR Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the STAR Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

The STAR Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the STAR Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The STAR Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the STAR Portfolio's Adviser. If there is a default by the Counterparty, the STAR Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of the STAR Portfolio's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Trustees of the Standish Portfolio Trust have adopted guidelines and delegated to the STAR Portfolio's Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. Such Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and they are ultimately responsible for such determinations. The staff of the Securities and Exchange Commission

("SEC") currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to the STAR Portfolio's limitation on investing in illiquid securities.

Eurodollar Contracts. The STAR Portfolio may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The STAR Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Use of Segregated Accounts. The STAR Portfolio will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The STAR Portfolio will cover Strategic Transactions as required by interpretive positions of the staff of the SEC. The STAR Portfolio will not enter into Strategic Transactions that expose the STAR Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The STAR Portfolio may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with its custodian bank (or marked as segregated on the STAR Portfolio's books) in the amount prescribed. In that case, the STAR Portfolio's custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account and the STAR Portfolio's obligations on the underlying Strategic Transactions. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the STAR Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

"When-Issued" and "Delayed Delivery" Securities. Each Portfolio may invest up to 10% of its net assets in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Although each Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, each Portfolio may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser. Each Portfolio may also, with respect to up to 25% of its net assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Portfolios have entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of a Portfolio's commitment will be segregated with a Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of a Portfolio's commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by a Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued", "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

Portfolio Turnover. It is not the policy of the STAR Portfolio to purchase or sell securities for trading purposes. However, the STAR Portfolio does not place any restrictions on portfolio turnover and may sell any portfolio security without regard to the period of time it has been held. The STAR Portfolio may therefore generally change its portfolio investments at any time in accordance with its Adviser's appraisal of factors affecting any particular issuer or market, or relevant economic conditions. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the STAR Portfolio and thus indirectly by its interestholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which by an interestholder in the STAR Portfolio that is a regulated investment company are taxable as ordinary income.

                             Investment Restrictions

The Funds and the Portfolios have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of a Fund or a Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of a Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of a Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund or Portfolio.

As a matter of fundamental policy, the Cash Portfolio (Fund) and the Treasury Portfolio (Fund) may not:

(1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Obligations or to bank obligations or with respect to repurchase agreements collateralized by any of such obligations;

(2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

(3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

(4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

(5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

(6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

(7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

If any percentage restriction described above for the Cash Portfolio (Fund) or Treasury Portfolio (Fund) is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolios (Funds) will not constitute a violation of the restriction. The above restrictions also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

As a matter of fundamental policy, the STAR Portfolio (Fund) may not:

(1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (Fund's) investment policies, are not deemed to be senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Portfolio's (Fund's) total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Portfolio (Fund) may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Portfolio's (Fund's) investment policies, shall not constitute borrowing.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio
     (Fund) may be deemed to be an underwriter under the Securities Act of 1933.

(4) Purchase or sell real estate except that the Portfolio (Fund) may (i) acquire or lease office space for its own use, (ii)invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (Fund) as a result of the ownership of securities.

(5)  Purchase or sell commodities or commodity contracts, except the Portfolio
     (Fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (Fund's) investment policies.

(6) Make loans, except that the Portfolio (Fund) (1) may lend portfolio securities in accordance with the Portfolio's (Fund's) investment policies up to 33 1/3% of the Portfolio's (Fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (Fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (Fund).

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

The following restrictions are not fundamental policies and may be changed by the Trustees of the Standish Portfolio Trust without investor approval in accordance with applicable laws, regulations or regulatory policy. The STAR Portfolio (Fund) may not:

a. Purchase securities on margin (except that the Portfolio (Fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

b. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

c. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

d.   Invest more than 15% of its net assets in securities which are illiquid.

e. Purchase additional securities if the Portfolio's (Fund's) borrowings exceed 5% of its net assets.

Notwithstanding any fundamental or non-fundamental policy, the STAR Fund may invest all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open-end investment company with substantially the same investment objective as the STAR Fund.

For the purposes of STAR Portfolio's (Fund's) fundamental restriction 8, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Fundamental restriction 8 does not apply to investments in municipal securities which have been prefunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities. For purposes of fundamental restriction 8, the industry classification of an asset-backed security is determined by its underlying assets. For example, certificates for automobile receivables and certificates for amortizing revolving debts constitute two different industries.

If any percentage restriction described above for the STAR Portfolio (Fund) is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio's (Fund's) assets will not constitute a violation of the restriction.

                   Management of the Funds and the Portfolios

Trustees and Officers. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust, the Portfolio Trust and the Standish Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116. Unless otherwise noted, the business address of the Trustees and officers of the Standish Portfolio Trust is One Financial Center, Boston, Massachusetts 02111.

Trustees and Officers of the Trust

Richard W. Ingram*, Trustee and President*, 9/15/55, Senior Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc. ("FDI"), 1994 - present, Executive Vice President, Premier Mutual Fund Services, Inc. (affiliate of FDI), 1994 - present, Vice President and Division Manager, First Data Investor Services Group, Inc., March 1994 - November 1995, Vice President, Assistant Treasurer and Tax Director-Mutual Funds, The Boston Company, 1989 - 1994.

Christopher J. Kelley, Trustee*, 12/24/64, Vice President and Senior Associate General Counsel, FDI, 1996 present, Assistant Counsel, Forum Financial Group, April 1994 - July 1996, Legal and Compliance Officer, Putnam Investments, October 1992 - March 1994.

Paul J. Jasinski, Treasurer and Chief Financial Officer, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

Susan C. Mosher, Secretary, 1/29/55, Director, Mutual Fund Administration Legal Administration, Investors Bank & Trust Company, 1995 - present, Associate Counsel, 440 Financial Group of Worcester, Inc., 1993 - 95, Associate and Partner, Gallagher, Callahan & Gartrell, P.A., 1986 - 1992.

Andrew S. Josef, Assistant Secretary, 2/25/64, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1997 present, Senior Associate, Sullivan & Worcester LLP, 1995 - 97, Associate, Goodwin, Proctor & Hoar 1993 - 95, Associate, Simpson Thacher & Bartlett, 1989 - 93.

Trustees and Officers of the Portfolio Trust

Kevin J. Sheehan, Trustee*, 6/22/51, Director since 1990, President since June 1992, Chairman and Chief Executive Officer since June 1995, Investors Bank & Trust Company, Chairman and Chief Executive Officer since June 1995, Investors Financial Services Corp.

Francis J. Gaul, Jr., Trustee, 9/25/43, Advisor, Triad Mutual Fund Investors Corp. (Registered Investment Adviser) July 1996 - present, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) November 1987 - January 1996.

Edward F. Hines, Jr., Trustee, 9/5/45, Partner 1977 - present, Managing Partner 1983 - 87, Choate, Hall & Stewart.

Thomas E. Sinton, Trustee, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, November 1992 March 1993, Bankers Trust Company, General Partner, 1967 - 1992, Ernst & Young.

Sean P. Brennan, President, 6/27/61, Director, Investors Bank & Trust Company, 1996 - present, Executive Vice President, Aspen Capital Management, 1995 - 96, Director of International Mutual Funds, CS First Boston, 1993 - 94, Vice President of Sales, Concord Financial Corp. 1989 - 93.

Timothy J. Coyne, Vice President, 5/9/67, Director, Corporate Marketing, Investors Bank & Trust Company, 1997 present, Vice President, Corporate Sales, Dreyfus Corporation, 1995 - 97, Assistant Vice President, Concord Financial Corp., 1992 - 95.

Paul J. Jasinski, Treasurer and Chief Financial Officer, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

Christopher J. Quinn, Assistant Vice President, 5/6/66, Manager, Advisory Client Services, Investors Bank & Trust Company, 1996 - present, Service Specialist Mutual Funds, Fleet Bank, 1994 - 96, Executive Sales Assistant, Concord Financial Corp., 1993 - 94.

Susan C. Mosher, Secretary, 1/29/55, Director, Mutual Fund Administration Legal Administration, Investors Bank & Trust Company, 1995 - present, Associate Counsel, 440 Financial Group of Worcester, Inc., 1993 - 95, Associate and Partner, Gallagher, Callahan & Gartrell, P.A., 1986 - 1992.

Andrew S. Josef, Assistant Secretary, 2/25/64, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1997 present, Senior Associate, Sullivan & Worcester LLP, 1995 - 97, Associate, Goodwin, Proctor & Hoar 1993 - 95, Associate, Simpson Thacher & Bartlett, 1989 - 93.

Trustees and Officers of the Standish Portfolio Trust

D. Barr Clayson, Vice President and Trustee**, 7/29/35, Vice President and Managing Director, Standish, Ayer & Wood, Inc.; Chairman of the Board and Vice President, Standish International Management Company, L.P.

Samuel C. Fleming, Trustee, 9/30/40, Chairman of the Board and Chief Executive Officer, Decision Resources, Inc.; through 1989, Senior Vice President, Arthur
D. Little. His address is c/o Decision Resources, Inc., 1100 Winter Street, Waltham, Massachusetts 02154.

Benjamin M. Friedman, Trustee, 8/5/44, William Joseph Maier Professor of Political Economy, Harvard University. His address is c/o Harvard University, Cambridge, Massachusetts 02138.

John H. Hewitt, Trustee, 4/11/35, Trustee, The Peabody Foundation; Trustee, Visiting Nurse Alliance of Vermont and New Hampshire. His address is P.O. Box 307, South Woodstock, Vermont 05071.

Edward H. Ladd, Vice President and Trustee**, 1/3/38, Chairman of the Board and Managing Director, Standish, Ayer & Wood, Inc.

Caleb Loring III, Trustee, 11/14/43, Trustee, Essex Street Associates (family investment trust office); Director, Holyoke Mutual Insurance Company. His address is c/o Essex Street Associates, P.O. Box 5600, Beverly Farms, Massachusetts 01915.

Richard S. Wood, President and Trustee**, 5/21/54, Vice President and Managing Director, (since 1995), Standish, Ayer & Wood, Inc.; Executive Vice President and Director, Standish International Management Company, L.P.

James E. Hollis III, Executive Vice President, 11/21/48, Vice President and Director, Standish, Ayer & Wood, Inc.

Anne P. Herrmann, Vice President and Secretary, 1/26/56, Mutual Fund Administrator, Standish, Ayer & Wood, Inc.

Paul G. Martins, Vice President and Treasurer, 3/10/56, Vice President of Finance, Standish, Ayer & Wood, Inc. since October 1996; formerly Senior Vice President, Treasurer and Chief Financial Officer of Liberty Financial Bank Group, 1993 - 95; prior to 1993, Corporate Controller, The Berkeley Financial Group.

Beverly E. Banfield, Vice President, 7/6/56, Vice President and Compliance Officer, Standish, Ayer & Wood, Inc.

Lavinia B. Chase, Vice President, 6/4/46, Vice President and Associate Director, Standish, Ayer & Wood, Inc.

Denise B. Kneeland, Vice President, 8/19/51, Senior Operations, Manager, Standish, Ayer & Wood, Inc. since December 1995; formerly Vice President, Scudder, Stevens and Clark.

David C. Stuehr, Vice President, 3/1/58, Vice President and Director, Standish, Ayer & Wood, Inc.

Sarah Walcott Abramson, Vice President, 12/9/65, Compliance Administrator, Standish, Ayer & Wood, Inc.

Kathleen M. Broccoli, Vice President, 4/13/65, Manager, Portfolio Accounting, Standish, Ayer & Wood, Inc.

Thomas J. Hanlon, Vice President, 9/25/60, Manager, Trade Settlement and Pricing, Standish, Ayer & Wood, Inc.

Rosalind J. Lillo, Vice President, 2/6/38, Broker/Dealer Administrator, Standish, Ayer & Wood, Inc. (since 1995); Compliance Administrator, New England Securities Corp.

Gigi K. Szekely, Vice President, 5/8/67, Manager, Client Communications, Standish, Ayer & Wood, Inc.

----------------------
* Indicates that the Trustee is an "interested person" of the Portfolio Trust as defined in the1940 Act.
** Indicates that the Trustee is an "interested person" of the Standish Portfolio Trust as defined in the 1940 Act.

Compensation of the Trustees and Officers. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank or the Distributor. Neither the Trust nor the Standish Portfolio Trust compensates the Trustees and officers of the Standish Portfolio Trust who are affiliated with Standish. None of the Trustees or officers of the Portfolio Trust have engaged in any financial transactions with the Portfolio Trust during the fiscal year ended December 31, 1997. None of the Trustees or officers of the Standish Portfolio Trust have engaged in any financial transactions with the Standish Portfolio Trust during the fiscal year ended December 31, 1997. The Trust had not commenced operations as of December 31, 1997.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust. It is anticipated that the Trustees of the Trust will be paid a $750 meeting fee for each quarterly meeting attended. The following table estimates the compensation to be paid by the Trust to each Trustee of the Trust for the fiscal year ending December 31, 1998.

                              Aggregate             Pension or Retirement
                             Compensation        Benefits Accrued as Part of      Total Compensation From
Name of Trustee             From the Trust             Fund's Expenses            Trust and Fund Complex*
---------------             --------------             ---------------            -----------------------


Richard W. Ingram                 $                                                           $

Christopher J. Kelley             $                                                           $

*Fund Complex consists of the Trust which has three series.

               Control Persons and Principal Holders of Securities

As of April 1, 1998, the Standish Short-Term Asset Reserve Fund owned approximately 100% of the outstanding interests of the STAR Portfolio and, therefore, was deemed to control the STAR Portfolio. As of April 1, 1998, the Merrimac Cash Fund beneficially owned approximately 95.70% of the outstanding interests of the Cash Portfolio and, therefore, was deemed to control the Cash Portfolio. As of April 1, 1998, the Merrimac Treasury Fund owned approximately 100% of the outstanding interests of the Treasury Portfolio and, therefore, was deemed to control the Treasury Portfolio. As controlling persons, Standish Short-Term Asset Reserve Fund, Merrimac Cash Fund and the Merrimac Treasury Fund each may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.

                          Investment Advisory Services

Cash Portfolio and Treasury Portfolio. The Cash Portfolio and the Treasury Portfolio each retain Investors Bank & Trust Company ("Investors Bank" or the "Adviser") as their investment adviser. The Investment Adviser Agreement (the "Adviser Agreement") between Investors Bank and each of the Cash Portfolio and the Treasury Portfolio provides that Investors Bank will manage the operations of the Cash Portfolio and the Treasury Portfolio, subject to the policies established by the Board of Trustees of the Trust. Investors Bank also provides office space, facilities, equipment and personnel necessary to supervise the Cash and the Treasury Portfolios' operations and pays the compensation of each such Portfolio's officers, employees and directors affiliated with Investors Bank. For a description of the rate of compensation that the Cash Portfolio and the Treasury Portfolio pay Investors Bank under the Adviser Agreement, see the current Prospectus. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116.

The Board of Trustees of the Portfolio Trust (including a majority of the Trustees who are not "interested" persons of the Portfolio Trust) approved the Adviser Agreement for the Cash

Portfolio on October 30, 1996 and for the Treasury Portfolio on February 6, 1997. The Adviser Agreements each provide that they will continue initially for two years from their date of execution, and from year to year thereafter as long as they are approved at least annually (a) by vote of a majority of such Portfolio's outstanding voting securities or by the Portfolio Trust's Board of Trustees and (b) by the vote of a majority of the Portfolio Trust's Trustees who are not parties to the Adviser Agreement or "interested persons" of any such party. Each Adviser Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned. Each Adviser Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

Pursuant to an Investment Sub-Adviser Agreement (the "BNY Sub-Adviser Agreement"), Investors Bank has retained The Bank of New York ("BNY") as sub-adviser to the Cash Portfolio. BNY is compensated by Investors Bank at no additional cost to the Cash Portfolio. Subject to the supervision of Investors Bank and of the Portfolio Trust's Board of Trustees, BNY furnishes to the Cash Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Cash Portfolio. For a description of the rate of compensation that Investors Bank pays BNY under the Sub-Adviser Agreement, see the Prospectus. BNY's business address is 48 Wall Street, New York, New York 10286.

Pursuant to an Investment Sub-Adviser Agreement (the "Aeltus Sub-Adviser Agreement"), Investors Bank has retained Aeltus Investment Management, Inc. ("Aeltus") as sub-adviser to the Treasury Portfolio. Aeltus is compensated by Investors Bank at no additional cost to the Treasury Portfolio. Subject to the supervision of Investors Bank and of the Portfolio Trust's Board of Trustees, Aeltus furnishes to the Treasury Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Treasury Portfolio. For a description of the rate of compensation that Investors Bank pays Aeltus under the Sub-Adviser Agreement, see the Prospectus. Aeltus' business address is 242 Trumbull Street, Hartford, Connecticut 06103.

The Cash and Treasury Portfolios bear the expenses of their operations other than those incurred by BNY or Aeltus, respectively. Among the other expenses, the Portfolios pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustees' fees and expenses.

STAR Portfolio. The STAR Portfolio and Standish, Ayer & Wood, Inc. ("Standish") have entered into an investment advisory agreement (the "Standish Advisory Agreement") under which Standish serves as investment adviser. Prior to the close of business on January 1, 1998, Standish managed directly the assets of the Standish STAR Fund pursuant to an investment advisory agreement. This agreement was terminated by the Standish STAR Fund on such date subsequent to the approval by Standish STAR Fund's shareholders on December 17, 1997 to implement certain changes in the Standish STAR Fund's investment restrictions which would enable the Standish STAR Fund to invest all of its investable assets in the newly-created STAR

Portfolio. Each of the STAR Fund and the Standish STAR Fund invests all of its investable assets in the STAR Portfolio as a separate management investment company.

The following, constituting all of the Directors and all of the shareholders of Standish, are Standish's controlling persons: Caleb F. Aldrich, Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, D. Barr Clayson, W. Charles Cook, Joseph M. Corrado, Richard C. Doll, Dolores S. Driscoll, Mark A. Flaherty, Maria
D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H. Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, Thomas P. Sorbo, David C. Stuehr, Ralph S. Tate, Michael W. Thompson and Richard
S. Wood.

For a description of the rate of compensation that the STAR Fund pays Standish and the services provided by Standish under the Standish Advisory Agreement, see the Prospectus. Standish's business address is One Financial Center, Boston, Massachusetts 02111.

Unless terminated as provided below, the Standish Advisory Agreement continues in full force and effect until December 31, 1999 and from year to year thereafter, but only for so long as each such continuance is approved annually
(i) by the Trustees of the Standish Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the STAR Portfolio and, in either event (ii) by vote of a majority of the Trustees of the Portfolio Trust who are not parties to the Standish Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Standish Advisory Agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Standish Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the STAR Portfolio or by Standish, on sixty days' written notice to the other party. The Standish Advisory Agreement terminates in the event of its assignment as defined in the 1940 Act.

In an attempt to avoid any potential conflict with portfolio transactions for the STAR Fund and the STAR Portfolio, Standish and the Standish Portfolio Trust have each adopted restrictions on personal securities trading by personnel of Standish and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the STAR Fund and its shareholders, and the STAR Portfolio and its investors, come before those of Standish and its employees.

The STAR Portfolio bears expenses of its operations other than those incurred by Standish. Among the other expenses, the Portfolio pays share pricing and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Standish Portfolio Trust's Trustees' fees and expenses.

                                   Distributor

The Premium, Institutional and Investment Class shares of the Funds are continuously distributed by the Distributor pursuant to a Distribution Agreement with the Trust dated June ____, 1998. The Distributor makes itself available to receive purchase orders for the Funds' shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The Distributor receives no commissions or other compensation from the Funds for its services, but receives compensation from Investors Bank for the expenses it incurs in acting as the Funds' Distributor.

The Distribution Agreement shall continue in effect with respect to the Funds until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Trust's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty on not more than [60] days' written notice to the other party. The offices of the Distributor are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The Board of Trustees of the Trust has adopted Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will initially be effective for one year from its effective date. Thereafter, the Distribution Plan shall continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees.") The Distribution Plan may be terminated with respect to a Fund at any time by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding voting shares of such Fund.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and Investment Class shares of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund.

The Servicing Plan will initially be effective for one year from its effective date. Thereafter, the Servicing Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Trustees. The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

                              Redemption of Shares

Detailed information on redemption of shares is included in the Prospectus. The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed but, under certain conditions, the Trust, with respect to the STAR Fund, may make payment wholly or partly in portfolio securities, in conformity with a rule of the SEC. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

                             Portfolio Transactions

Cash Portfolio and Treasury Portfolio. Purchases and sales of securities for the Cash and Treasury Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Cash Portfolio and the Treasury Portfolio do not anticipate paying brokerage commissions. Any transaction for which the Cash Portfolio or the Treasury Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the respective Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of each of the Cash Fund and the Treasury Fund and the other investors in the Cash Portfolio or the Treasury Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Cash Portfolio and the Treasury Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-Advisers. If, however, the Cash Portfolio or the Treasury Portfolio and other accounts managed by its Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Cash Portfolio or the Treasury Portfolio or the size of the position obtainable for the Cash Portfolio or the Treasury Portfolio. In addition, when purchases or sales of the same security for the Cash Portfolio or the Treasury Portfolio and for other accounts managed by their Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

STAR Portfolio. Standish is responsible for placing the STAR Portfolio's portfolio transactions and will do so in a manner deemed fair and reasonable to the STAR Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, Standish will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. If Standish determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the STAR Portfolio may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Standish in carrying out its responsibilities and
(iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the STAR Portfolio effects its securities transactions may be used by Standish in servicing other accounts; not all of these services may be used by Standish in connection with the STAR

Portfolio. The investment advisory fee paid by the STAR Portfolio under the Standish Advisory Agreement will not be reduced as a result of Standish's receipt of research services.

Standish also places portfolio transactions for other advisory accounts. Standish will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the STAR Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the STAR Portfolio. In making such allocations, the main factors considered by Standish will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for STAR Portfolio may be aggregated with those to be sold or purchased for other investment clients of Standish and Standish's personnel in order to obtain best execution.

Because most of the STAR Portfolio's securities transactions will be effected on a principal basis involving a "spread" or "dealer mark-up," the Portfolio does not expect to pay any brokerage commissions.

                          Net Asset Value Determination

Each Fund's NAV is calculated each day on which the New York Stock Exchange ("NYSE") is open. Currently, the NYSE is not open on weekends, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV of the Cash Series and Treasury Series' shares is determined once each day as of 2:00 p.m (ET). The NAV of the STAR Series' shares is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET).

The assets in the Cash Series and the Treasury Series are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the corresponding Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the net asset value of shares of the Cash Series and the Treasury Series at $1.00; however, there can be no assurance that a Fund's net asset value will always remain at $1.00 per share.

The NAV of each Fund is computed by dividing the value of all securities and other assets of each Fund (substantially all of which will be represented by such Fund's interest in its corresponding Portfolio) less all liabilities, by the number of Fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of each Fund are accrued daily and taken into account for the purpose of determining NAV.

The value of each Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the NAV per share of its corresponding Fund is determined (the "Business Day"). Each investor in a Portfolio, may add to or reduce its investment in such Portfolio on each Business Day. As of 2:00 p.m. ET (the close of regular trading on the NYSE, for the STAR Portfolio) on each Business Day, the value of each investor's interest in a Portfolio will be determined by multiplying the NAV of such Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 2:00 p.m. (ET) (the close of regular trading on the NYSE for the STAR Portfolio) on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of 2:00 p.m. (ET) (the close of regular trading on the NYSE for the STAR Portfolio) on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 2:00 p.m. (ET) (the close of regular trading on the NYSE for the STAR Portfolio) on the following Business Day.

The following is a description of the procedures used by each Portfolio in valuing its assets.

Cash Portfolio and Treasury Portfolio. The investment securities in the Cash Portfolio and the Treasury Portfolio are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Cash Portfolio or Treasury Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of the Cash Series or the Treasury Series at $1.00; however, there can be no assurance that the Cash Series or the Treasury Series' NAV will always remain at $1.00 per share.

STAR Portfolio. Securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Securities not listed on an exchange or national securities market, certain mortgage-backed and asset-backed securities and securities for which there were no reported transactions are valued at the last quoted bid prices. Fixed income securities for which accurate market prices are not readily available and all other assets are valued at fair value as determined in good faith by Standish in accordance with procedures approved by the Trustees of the Standish Portfolio Trust, which may include the use of yield equivalents or matrix pricing.

Money market instruments with less than sixty days remaining to maturity when acquired by the STAR Portfolio are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If the STAR Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

The Board of Trustees of the Standish Portfolio Trust has approved determining the current market value of securities with one year or less remaining to maturity on a spread basis which will be employed in conjunction with the periodic use of market quotations. Under the spread process, Standish determines in good faith the current market value of these portfolio securities by comparing their quality, maturity and liquidity characteristics to those of United States Treasury bills.

                       Capital Stock and Other Securities

Each Fund is a diversified investment series of the Trust, an unincorporated business trust organized under the laws of the State of Delaware pursuant to Master Trust Agreement dated March 30, 1998 and registered as an open-end management investment company under the 1940 Act. Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

The Cash Portfolio and the Treasury Portfolio are each a series or sub-trust of the Portfolio Trust, a common law trust organized under New York law on October 30, 1996, registered as an open-end management investment company under the 1940 Act. The STAR Portfolio is a series of the Standish Portfolio Trust which, like the Trust and the Portfolio Trust, is an open-end management investment company registered under the 1940 Act. The Standish Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust and the Standish Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust and the Standish Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust and the Standish Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust or the Standish Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust or the Standish Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust and the Standish Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio.

                                    Taxation

Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund will elect (when it files its initial federal tax return) to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because a Fund invests its assets in its corresponding Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for its corresponding Fund to satisfy them. Each Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. A Portfolio will make allocations to its corresponding Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of its corresponding Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

Each Fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If the STAR Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the STAR Series must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the STAR Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the STAR Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the STAR Series to satisfy the distribution requirements.

Limitations imposed by the Code on regulated investment companies may restrict the STAR Portfolio's ability to enter into futures, options or currency forward transactions.

Certain options or futures transactions undertaken by the STAR Portfolio may cause the STAR Series to recognize gains or losses from marking to market even though the STAR Portfolio's positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Portfolio and allocable to the Fund. Additionally, the STAR Portfolio (and STAR Series) may be required to recognize gain if an option, future, forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Portfolio under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed by the STAR Series to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred rather than being taken into account currently in calculating the STAR Series' taxable income or gain. Certain of the applicable tax rules may be modified if the STAR Portfolio is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may affect the amount, timing and character of the STAR Series' distributions to shareholders. The STAR Series will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

The Federal income tax rules applicable to dollar rolls, certain structured or hybrid securities, interest rate swaps, caps, floors and collars, and possibly other investments or transactions are unclear in certain respects, and the STAR Portfolio will account for these instruments in a manner that is intended to allow the STAR Series and other similar investors to qualify as RICs. Due to possible unfavorable consequences under present tax law, the STAR Portfolio does not currently intend to acquire "residual" interests in real estate mortgage investment conduit ("REMICs"), although it may acquire "regular" interests in REMICs.

Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by any "technical corrections" that may be enacted) will enable the Funds to pass through to their shareholders the benefits of the capital gains tax rates contained in the 1997 TRA. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

It is anticipated that, due to the nature of each Portfolio's investments, no portion of any Fund's distributions will generally qualify for the dividends received deduction. A Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of its corresponding Portfolio from stock investments in U.S. domestic corporations.

At the time of an investor's purchase of STAR Series shares, a portion of the purchase price may be attributable to undistributed realized or unrealized appreciation in the STAR Series' share of the STAR Portfolio's portfolio. Consequently, subsequent distributions by the STAR Series on such shares from such appreciation may be taxable to such investor even if the NAV of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the STAR Series in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced with other shares of the STAR Series within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department regulations issued to implement the 1997 TRA may contain rules for determining different tax rates applicable to sales of Fund shares held for more than one year, more than 18 months, and (for certain sales after the year 2000 or the year 2005) more than five years. These regulations may also modify some of the provisions described above.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 31% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

The STAR Portfolio may be subject to withholding and other taxes imposed by foreign countries with respect to any investments in foreign securities, and the STAR Series does not expect to pass its share of such taxes or any related deductions or credits through to its shareholders. Foreign exchange gains and losses may be recognized by the STAR Portfolio in connection with hybrid or structured securities or Strategic Transactions in which its return is dependent upon changes in the value of a foreign currency. Such gains or losses may be subject in particular cases to Section 988 of the Code, which generally would cause them to be treated as ordinary income and losses and could affect the amount, timing and character of the STAR Series' distributions to its shareholders.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

                         Calculation of Performance Data

As indicated in the Prospectus, from time to time, the Cash Series and the Treasury Series may quote their "yield" and "effective yield" and the STAR Series may quote certain "total return", "yield" and "yield-to-maturity" information in advertisements, reports and other communications to shareholders and compare their performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

Yield

The current yield for the Cash Series and the Treasury Series is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).

The STAR Series' yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

         Yield = 2[(A - B + 1)(6) - 1]
                    -----
                     CD
Where:
         A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends;
         D=the maximum offering price (net asset value) per share on the last day of the period.

Effective Yield

In addition, the Cash Series and the Treasury Series may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

            Effective Yield = [ ( Base Period return +1 ) (365/7 exponentional power) ] - 1 (I.E., adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

The net change in the value of the account reflects the value of additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation.

Total Return

The average annual total return of the STAR Series for a period is computed by subtracting the NAV per share at the beginning of the period from the NAV per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the NAV per share at the beginning of the period. In particular, the STAR Series' average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

The STAR Series may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the STAR Portfolio accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the STAR Portfolio may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium remaining on a security.

In addition to average annual return quotations, the STAR Series may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis. The STAR Series may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Past performance quotations should not be considered as representative of any Fund's performance for any specified period in the future. The Funds' performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the STAR Series may compare its performance to The IBC/Donoghue Money Market Average/All Taxable Index, which is generally considered to be representative of the performance of domestic, taxable money market funds, and the One Year Treasury Bills. However, the average maturity of the STAR Series' portfolio is longer than that of a money market fund and, unlike a money market fund, the NAV of the STAR Series' shares may fluctuate.

Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

Each Fund is newly organized and has no operating or performance history. However, another fund in the Standish Group of Funds currently invests all of its investable assets in the STAR Portfolio. This fund, which has substantially the same investment objective, policies and restrictions as the STAR Portfolio and the STAR Series. This fund is referred to in this Statement of Additional Information as a "Corresponding Fund." In accordance with positions expressed by the staff of the SEC, the STAR Series has adopted the performance record of the corresponding fund for periods prior to the STAR Series' commencement of operations. Any quotation of performance data of the STAR Series relating to these periods will include the performance record for the Corresponding Fund for these periods. However, because the STAR Series incurs a service fee payable at the annual rate equal to up to 0.25% of the Fund's average daily net assets, which service fee is not incurred by the Corresponding Fund, such quotation of performance will be adjusted downward to reflect the imposition of such service fee. In addition, to the extent that the net assets of the STAR Series are lower than the net assets of the Corresponding Fund, fixed expenses incurred by the STAR Series would be higher as a percentage of average net assets than for the corresponding fund. See "Investment Advisory Services" and "Distributor" in this SAI for a description of the STAR Series's expenses. The Corresponding Fund's performance record adopted by the STAR Series has not been adjusted to reflect any higher relative expenses, other than the service fees, expected to be incurred by the STAR Series. The STAR Series's performance would be lower if adjusted to reflect any higher relative additional expenses.

The Corresponding Fund's average annual total return for the one-, five- and ten-year (or life-of-the-Fund, if shorter) periods ended on December 31, 1997 (adjusted to reflect the imposition of a service fee, distribution fee and other estimated expenses of the STAR Series as discussed above) were as follows:

                           Average Annual Total Return

                               1-Year       5-Year         Since Inception(1)

Corresponding Fund (without     5.94%        5.34%               6.53%
adjustment for service and
distribution fees)

Corresponding Fund (with         ___%         ___%                ___%
adjustment for service
fees)

Corresponding Fund (with         ___%         ___%                ___%
adjustment for service and
distribution fees)
----------------------------
(1)Corresponding Fund commenced operations on January 3, 1989.

The Corresponding Fund's adjusted yield for the 30 days ended December 31, 1997 was 5.91% (without adjustment for service and distribution fees), ___% (with adjustment for service fees), and ___% (with adjustment for service and distribution fees). These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

                             Additional Information

 The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

                        Experts and Financial Statements

 Goodwin, Procter & Hoar LLP serves as counsel to the Trust and the Portfolio Trust. Ernst & Young LLP serves as the independent auditors to the Trust and the Portfolio Trust. Hale and Dorr LLP serves as counsel to the Standish Portfolio Trust and Coopers & Lybrand L.L.P. serves as independent accountants to the Standish STAR Portfolio.

The Cash Portfolio and Treasury Portfolio's financial statements contained in the 1997 Annual Report of the Merrimac Master Portfolio have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this Statement of Additional Information. The Cash Series, Treasury Series and STAR Series' financial statements for the current fiscal year will be audited by Ernst & Young LLP, and the STAR Portfolio's financial statements for the current fiscal year will be audited by Coopers & Lybrand L.L.P., independent accountants.

                                    Appendix
                             Description of Ratings

Description of Commercial Paper Ratings

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. The rating Duff-2 is regarded as having good certainty of timely payment with sound liquidity factors supported by good asset protection. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment.

Description of Long-Term Debt Ratings

The following is a description of Moody's debt instrument ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS INCLUDED IN PART A

     Not applicable

     FINANCIAL STATEMENTS INCLUDED IN PART B

     (For Merrimac Master Portfolio)
     Incorporated by reference in Part B to the Annual Report dated December 31, 1997, as filed electronically with the Securities and Exchange Commission on March 6, 1998 (File No. 811-07941) (Accession No. 0001029869-98-00354)

(b) EXHIBITS:

(1)  Master Trust Agreement, effective as of March 30, 1998

(2)  By-Laws

(3)  Inapplicable

(4)  Inapplicable

(5) (a) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")

     (b) Investment Adviser Agreement between Standish Short-Term Asset Reserve Portfolio and Standish, Ayer and Wood, Inc. ("Standish")

     (c) Investment Sub-Adviser Agreement between Investors Bank and The Bank of New York.

     (d) Investment Sub-Adviser Agreement between Investors Bank and Aeltus Investment Management, Inc.

(6) Form of Distribution Agreement between Registrant and Funds Distributor Inc. ("Funds Distributor")

(7)  Not Applicable

(8)  Form of Custodian Agreement between Registrant and Investors Bank

(9)  (a)  Form of Administration Agreement between Registrant and Investors
          Bank

     (b) Form of Transfer Agency and Service Agreement between Registrant and Investors Bank

     (c) Form of Third Party Feeder Fund Agreement among Registrant, Standish, Ayer & Wood Master Portfolio, Investors Bank and Standish.

     (d)  Form of Agreement between Funds Distributor and Investors Bank(1)

(10) Not applicable(1)

(11) Not applicable(1)

(12) Not Applicable

(13) Not applicable(1)

(14) Not Applicable

(15) (a) Form of Shareholder Servicing Plan with respect to Institutional Class Shares

     (b) Form of Shareholder Servicing Plan with respect to Investment Class Shares

     (c) Form of Shareholder Servicing Agreement with respect to Institutional Class Shares

     (d) Form of Shareholder Servicing Agreement with respect to Investment Class Shares

     (e)  Form of Distribution Plan with respect to Investment Class Shares

(16) Not applicable(1)

(17) Not applicable(1)

(18) Form of Multiple Class Expense Allocation Plan (Rule 18f-3)

(19) (a)  Powers of Attorney (Merrimac Master Portfolio)

     (b)  Power of Attorney (Standish Ayer & Wood Master Portfolio)

(1)To be filed by Amendment

ITEM 25.  PERSONS CONTROLLED BY OR UNDER
COMMON CONTROL WITH THE TRUST.

A list of all persons directly or indirectly under common control with the Registrant which indicates principal business of each such company referenced is incorporated herein by reference to Item 25 of the Registration Statement on Form N-1A (File No. 811-07941), as filed electronically with the Securities and Exchange Commission on March 28, 1997.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

None.

ITEM 27.  INDEMNIFICATION.

Under Article VI, Section 6.4 of the Registrant's Master Trust Agreement to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Investors Bank serves as investment adviser to the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending, mutual fund administration and investment advisory services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. The business, profession, vocation or employment of a substantial nature that each director or officer of Investors Bank is or has been, at any time during the past two fiscal years, engaged in for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


                                                     Business and Other
                                                     Positions Within
Name                    Position with Adviser        Last Two Years
----                    ---------------------        --------------
Kevin J. Sheehan        President & Chief            President since June 1992;
                        Executive Officer            Chief Executive Officer




                                                     since June 1995


Michael F. Rogers       Executive Vice               since September 1993
                        President

Karen C. Keenan         Senior Vice President &      Treasurer since
                        Chief Financial Officer      September 1997;
                        and Treasurer                Senior Vice President and
                                                     Chief Financial Officer
                                                     since June 1995

Edmund J. Maroney       Senior Vice President --     since July 1991
                        Technology

Robert D. Mancuso       Senior Vice President --     since September 1993
                        Marketing and Client
                        Services

David F. Flynn          Senior Vice President --     since April 1992
                        Lending

John E. Henry           General Counsel &            since January 1997;
                        Secretary                    General Counsel &
                                                     Assistant Secretary since
                                                     February 1996

James M. Oates          Director                     Chairman of IBEX Capital
                                                     Markets, LLC since 1996;
                                                     Managing Director of The
                                                     Wydown Group 1994-1996

Thomas P. McDermott     Director                     Managing Director of TPM
                                                     Associates since 1994

Frank B. Condon         Director                     Chief Executive Officer &
                                                     Chairman of The Woodstock
                                                     Corporation from 1993 to
                                                     April 1997

Phyllis S. Swersky      Director                     President of the Meltech
                                                     Group since 1995;
                                                     President & Chief Executive
                                                     Officer of The NET
                                                     Collaborative from 1996 to
                                                     1997

Donald G. Friedl        Director                     President of All Seasons
                                                     Services from 1986 to
                                                     January 1997

Robert B. Fraser        Director                     Retired, Formerly, Chairman
                                                     of Goodwin, Procter
                                                     & Hoar, L.L.P.

The business and other connections of the officers and Directors of Standish, Ayer & Wood, Inc. ("Standish"), the investment adviser to the Short-Term Asset Reserve Portfolio, a series of the Standish, Ayer & Wood Master Portfolio, are listed on the Form ADV of Standish as currently on file with the Commission (File No. 801-584).

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) Funds Distributor, Inc. (the Distributor ) acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachustts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

Director, President and Chief Executive Officer - Marie E. Connolly Executive Vice President - Richard W. Ingram
Executive Vice President - Donald R. Roberson
Executive Vice President - William S. Nichols
Senior Vice President    - Michael S. Petrucelli
Director, Senior Vice President, Treasurer and Chief Financial Officer - Joseph F. Tower, III
Senior Vice President    - Paula R. David
Senior Vice President    - Allen B. Closser
Senior Vice President    - Bernard A. Whalen
Director - William J. Nutt

     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Series, Merrimac Treasury Series, and Merrimac Short-Term Asset Reserve Series are collectively referred to as the "Funds" and the Merrimac Cash Portfolio, Merrimac Treasury Portfolio and Standish Short-Term Asset Reserve Portfolio are collectively referred to as the "Portfolios").

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Investment Adviser to the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio; Administrator and Transfer Agent for the Funds; Custodian for the Funds and the Portfolios).

Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111
(Investment Adviser to the Standish Short-Term Asset Reserve Portfolio)

The Bank of New York
48 Wall Street
New York, NY 10286
(Investment Sub-Adviser to the Merrimac Cash Portfolio)

Aeltus Investment Management, Inc.
242 Trumbull Street
Hartford, CT 06103
(Investment Sub-Adviser to the Merrimac Treasury Portfolio)

IBT Trust & Custodial Services (Ireland) LMTD
Deloitte & Touche House
29 Earlsfort Terrace
Dublin 2, Ireland
(Administrator to the Portfolios)

IBT Fund Services (Canada) Inc.
1 First Canadian, King Street West
Suite 2800
P.O. Box 231
Toronto, CA M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)

ITEM 31.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 32.  UNDERTAKINGS.

(a)  Not applicable.

(c) Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, including the information called for in Item 5A of this Part C, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Merrimac Series (the "Trust") has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 30th day of March, 1998.

MERRIMAC TRUST

By   /s/ Richard W. Ingram
     ---------------------
     Richard W. Ingram
     President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 30th day of March, 1998.

     /s/Richard W. Ingram
     ---------------------
     Richard W. Ingram
     President of the Trust

     /s/ Paul J. Jasinski
     --------------------
     Paul J. Jasinski
     Treasurer and Chief Financial Officer of the Trust

     /s/Christopher J. Kelley
     ------------------------
     Christopher J. Kelley
     Trustee of the Trust

SIGNATURES

     Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Registration Statement on Form N-1A of Merrimac Series to be signed on behalf of the Portfolio Trust by the undersigned, thereto duly authorized on the 8th day of April, 1998.

MERRIMAC MASTER PORTFOLIO

By   /s/ SEAN P. BRENNAN
     -------------------
     Sean P. Brennan
     President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 8th day of April, 1998.

     /s/ SEAN P. BRENNAN
     -------------------
     Sean P. Brennan
     President of the Portfolio Trust

     /s/ PAUL J. JASINSKI
     --------------------
     Paul J. Jasinski
     Treasurer and Chief Financial Officer
     of the Portfolio Trust

     /s/ KEVIN J. SHEEHAN*
     --------------------
     Kevin J. Sheehan
     Trustee of the Portfolio Trust

     /s/ THOMAS E. SINTON*
     --------------------
     Thomas E. Sinton
     Trustee of the Portfolio Trust

     /s/ FRANCIS J. GAUL, JR.*
     ------------------------
     Francis J. Gaul, Jr.
     Trustee of the Portfolio Trust

     /s/ EDWARD F. HINES, JR.*
     ------------------------
     Edward F. Hines, Jr.
     Trustee of the Portfolio Trust


*By  /s/ SUSAN C. MOSHER
     -------------------
     Susan C. Mosher
     as attorney-in-fact pursuant to powers of attorney filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Standish, Ayer & Wood Master Portfolio (the "Standish Portfolio Trust") has duly caused this Registration Statement of Merrimac Series to be signed on behalf of the Standish Portfolio Trust by the undersigned, thereunto duly authorized, in the City of Hamilton, Bermuda, on the 28th day of February, 1998.

                                                     STANDISH, AYER & WOOD
                                                     MASTER PORTFOLIO



                                                     /s/ Richard S. Wood
                                                     --------------------------
                                                     Richard S. Wood, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Merrimac Series has been signed by the following persons in their capacities with the Standish Portfolio Trust and on the date indicated.

         Signature           Title                        Date


Richard S. Wood*             Trustee and President        February 28, 1998
------------------------     (principal executive
Richard S. Wood              officer)


Paul G. Martins*             Treasurer (principal         February 28, 1998
------------------------     financial and accounting
Paul G. Martins              officer)


D. Barr Clayson*             Trustee                      February 28, 1998
-----------------------
D. Barr Clayson


Samuel C. Fleming*           Trustee                      February 28, 1998
-----------------------
Samuel C. Fleming


Benjamin M. Friedman*        Trustee                      February 28, 1998
-----------------------
Benjamin M. Friedman

John H. Hewitt*              Trustee                      February 28, 1998
-----------------------
John H. Hewitt


Edward H. Ladd*              Trustee                      February 28, 1998
-----------------------
Edward H. Ladd


Caleb Loring III*            Trustee                      February 28, 1998
-----------------------
Caleb Loring III


*By:  /s/ James E. Hollis, III
      ------------------------
         James E. Hollis, III
         Attorney-In-Fact

                                 MERRIMAC SERIES

                                  EXHIBIT INDEX

Exhibit No.         Exhibit                                                         Page
-----------         -------                                                         ----
EX-99.B1            Master Trust Agreement                                          ____

EX-99.B2            By-Laws                                                         ____

EX-99.B5(a)         Investment Adviser Agreement between Merrimac Master
                    Portfolio and Investors Bank & Trust                            ____

EX-99.B5(b)         Investment Adviser Agreement between Standish Short-Term
                    Asset Reserve Portfolio and Standish, Ayer and Wood, Inc.       ____

EX-99.B5(c)         Investment Sub-Advisory Agreement between Investors
                    Bank & Trust and The Bank of New York                           ____

EX-99.B5(d)         Investment Sub-Advisory Agreement between Investors
                    Bank & Trust and Aeltus Investment Management, Inc.             ____

EX-99.B6            Form of Distribution Agreement                                  ____

EX-99.B8            Form of Custodian Agreement                                     ____

EX-99.B9(a)         Form of Administration Agreement                                ____

EX-99.B9(b)         Form of Transfer Agency and Service Agreement                   ____

EX-99.B9(c)         Form of Third Party Feeder Fund Agreement                       ____

EX-99.B15(a)        Form of  Shareholder Servicing Plan (Institutional Class)       ____

EX-99.B15(b)        Form of Shareholder Servicing Plan (Investment Class)           ____

EX-99.B15(c)        Form of Shareholder Servicing Agreement (Institutional Class)   ____

EX-99.B15(d)        Form of Shareholder Servicing Agreement (Investment Class)      ____

EX-99.B15(e)        Form of Distribution Plan (Investment Class)                    ____

EX-99.B18           Form of Multiple Class Expense Allocation Plan                  ____

EX-99.B19(a)        Powers of Attorney (Merrimac Master Portfolio)                  ____

EX-99.B19(b)        Power of Attorney (Standish, Ayer & Wood Master
                    Portfolio)                                                      ____